As Filed with the Securities and Exchange Commission on July 31, 2007


                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __


                       [X] Post-Effective Amendment No. 84


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                            [X] Amendment No. 86


                                  ASTON FUNDS
                        FORMERLY KNOWN AS ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 268-1400

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                  ASTON FUNDS
                            120 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60602
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                    VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:

                  [ ] immediately upon filing pursuant to paragraph (b); or


                  [X] On August 1, 2007 pursuant to paragraph (b); or


                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On            pursuant to paragraph (a)(1); or


                  [ ] 75 days after filing pursuant to paragraph (a)(2); or


                  [ ] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE



Note: This 485(b) filing relates to Post-Effective Amendment No. 81 to Aston Funds Registration Statement filed on May 9, 2007. Registratrant does not intend to offer shares of Aston/LanderNorth Small Cap Growth Fund, which was included in Post-Effective Amendment No. 81. Accordingly, all references to the Aston/LanderNorth Small Cap Growth Fund have been removed from the Post-Effective Amendment No. 84.

                                                   [Aston Asset Management Logo]

Aston Funds
Class N Shares
Prospectus


AUGUST 1, 2007


ASTON/ABN AMRO GLOBAL REAL ESTATE FUND
ASTON/RESOLUTION GLOBAL EQUITY FUND

A diversified, actively managed fund family with a process-driven approach to investing.




NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                         TICKER SYMBOL
                                         -------------
GLOBAL EQUITY FUNDS
Aston/ABN AMRO Global Real Estate Fund       AGRNX
Aston/Resolution Global Equity Fund          ARGEX

(ASTON FUNDS LOGO)

Thank you for your interest in Aston Funds. Our diversified family of funds offers you a variety of investment opportunities to help you build wealth and meet financial goals such as retirement, home buying or education funding. This prospectus pertains only to the Class N shares of the Aston/ABN AMRO Global Real Estate Fund and the Aston/Resolution Global Equity Fund (the "Funds"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
ASTON FUNDS                                                                   3
FUND SUMMARIES
ASTON/ABN AMRO GLOBAL REAL ESTATE FUND                                        4
   Investment Objective, Principal Investment Strategies and Risks
   Fund Performance
ASTON/RESOLUTION GLOBAL EQUITY FUND                                           6
   Investment Objective, Principal Investment Strategies and Risks
   Fund Performance
FUND EXPENSES                                                                 8
ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES                        9
PORTFOLIO HOLDINGS                                                           12
INVESTMENT TERMS                                                             13
MANAGEMENT OF THE FUNDS                                                      14
   The Investment Adviser                                                    14
   The Subadvisers                                                           14
   Portfolio Managers                                                        15
SHAREHOLDER INFORMATION                                                      18
   Opening an Account: Buying Shares                                         18
   Exchanging Shares                                                         20
   Selling/Redeeming Shares                                                  20
   Transaction Policies                                                      24
   Account Policies and Dividends                                            26
   Additional Investor Services                                              27
   Distribution Plan 12b-1 Fees                                              27
   Portfolio Transactions and Brokerage Commissions                          28
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           29
FINANCIAL HIGHLIGHTS                                                         30
GENERAL INFORMATION                                                          31

Aston Funds


Aston Funds (the "Trust") is a no-load, open-end management investment company that currently offers 28 separate investment portfolios, including equity, balanced, fixed income and money market funds. Class N shares of the Aston/ABN AMRO Global Real Estate Fund and the Aston/Resolution Global Equity Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


GLOBAL EQUITY FUNDS

GLOBAL EQUITY FUNDS invest principally in stocks and other equity securities of companies all over the world. Equity funds have greater total return potential than many other funds, but they also have greater risk.


WHO MAY WANT TO INVEST IN GLOBAL EQUITY FUNDS
Global equity funds may be appropriate if you:


-    seek long-term capital appreciation

- can accept higher short-term risk in return for higher long-term return potential

-    want to diversify your portfolio with global investments

Equity funds may not be appropriate if you want:

-    a stable share price

-    a short-term investment

-    regular income

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-    the value of fund shares will fluctuate

-    you could lose money

-    you cannot be certain that a fund will achieve its investment objective

Aston/ABN AMRO Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its assets in real estate investment trusts ("REITs") and similar non-U.S. vehicles, common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. Under normal circumstances, the Fund will invest at least 30% of its assets in securities of issuers located outside the United States. The Fund will invest in the securities of issuers located in several different countries throughout the world, in addition to the United States. The portfolio managers use a combination of a top-down and a bottom-up approach when selecting securities. The Fund is classified as non-diversified.


Top-down approach involves:

-    analyzing global demographic and economic trends

- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves analyzing individual companies, focusing on companies with:

-    revenues primarily derived from real estate related activities

-    a significant portion of revenues from rental income

-    management stake in performance

-    a strong balance sheet and/or consistent earnings

-    internal growth prospects

-    potential growth from acquisition or development

-    free cash flow


To manage risk, the portfolio managers limit sector and position size and adhere to a strong sell discipline. The Fund's annual portfolio turnover rate is not expected to exceed 100%.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the portfolio managers' skills in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

NON-DIVERSIFICATION RISK: A non-diversified fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic,

Aston/ABN AMRO Global Real Estate Fund

political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.


REIT RISK: Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income. See "Dividends, Distributions and Taxes."



SECTOR CONCENTRATION RISK: Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. Because the Fund emphasizes the real estate sector, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.


More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Aston/Resolution Global Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of U.S. and foreign companies. Under normal circumstances, the Fund will invest at least 30% of its assets in issuers located outside the United States. The Fund will invest in the securities of issuers located in several different countries, in addition to the United States. The Fund may also invest in REITs and convertible securities.


The portfolio manager uses a proprietary quantitative model to identify regional industry sectors with favorable prospects and to select undervalued stocks within those sectors. Regional sector analysis takes into account macroeconomic factors, monetary factors, short-term and long-term performance and growth prospects of countries/regions and industry sectors.

Within selected sectors, potential investments are identified using a proprietary quantitative screening and ranking system. Individual stocks are selected based on the results of the model, as well as qualitative factors. The investment process seeks to identify stocks with prices at or below sector averages. The model emphasizes large-cap stocks.


To manage risk, the portfolio manager limits position sizes, diversifies sectors and adheres to a strong sell discipline. The Fund's annual portfolio turnover rate is not expected to exceed 100%.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skills in selecting managers and the portfolio manager's skills in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.


REIT RISK: Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT's return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income. See "Dividends, Distributions and Taxes."


More information about the risks associated with investing in the Fund can also be found in the SAI.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class N shares of Aston Funds, you do not incur any sales loads or exchange fees. A REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" Section for more details.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                  ACQUIRED      TOTAL                NET
                                         MANAGEMENT   DISTRIBUTION     OTHER      FUND FEES    EXPENSE     FEE     EXPENSE
FUND                                        FEES      (12B-1) FEES   EXPENSES   AND EXPENSES    RATIO    WAIVERS    RATIO
----                                     ----------   ------------   --------   ------------   -------   -------   -------
Aston/ABN AMRO Global Real Estate Fund      1.00%         0.25%      0.82%(a)        --         2.07%    (0.57)%   1.50%(c)
Aston/Resolution Global Equity Fund         1.00%         0.25%      1.55%(b)        --         2.80%    (1.30)%   1.50%(c)



(a) Other expenses are estimated for the current fiscal year based on an estimated asset size of $20 million.



(b) Other expenses are estimated for the current fiscal year based on an estimated asset size of $10 million.



(c) Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through July 31, 2008 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to a Fund's commencement of operations on August 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap after such reimbursement.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in each Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.



FUND                                     1 YEAR   3 YEARS
----                                     ------   -------
Aston/ABN AMRO Global Real Estate Fund    $153      $594
Aston/Resolution Global Equity Fund       $153      $745

Additional Information Regarding Investment Strategies

The investment policy of each Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.


In addition to the principal investment strategies described in the Fund Summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve their investment objectives. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.


ADRS/EDRS/GDRS

A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. A Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as a Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY

There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

A Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio managers anticipate.


Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio managers will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within a Fund (i.e., the use of derivatives will not result in a Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio managers will place a limit on the derivative exposure as a proportion of assets.


EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES

A Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

PUBLICLY TRADED PARTNERSHIPS


A Fund may invest in equity securities of publicly traded partnerships ("PTPs") that are taxed as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and certain other partnerships that meet conditions contained in the Internal Revenue Code. In order to be treated as a partnership for federal income tax purposes, a PTP must generally derive a substantial amount of its income and gains from certain sources, including from the exploration, development, mining or production, processing, refining, transportation or marketing of minerals or natural resources. Other PTPs may be treated as partnerships for federal income tax purposes if certain other limited exceptions under the Internal Revenue Code apply. PTPs are typically organized as either limited partnerships or limited liability companies and are listed and traded on a U.S. securities exchange.


REITS


REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.


REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

ROYALTY INCOME TRUSTS

Royalty income trusts can be organized in a variety of ways in the U.S., Canada and other countries. Beneficial units in royalty and income trusts generally represent a profits interest in the production of oil or other minerals.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

                                                                              Derivatives
                                                                               (options,                        Securities
                                       ADRs/                                   forwards,                         of Other
                                       EDRs/ Commercial Convertible Defensive   futures,    Equity     Foreign  Investment
FUND                                    GDRs    Paper    Securities  Strategy    swaps)   Securities Securities  Companies
----                                   ----- ---------- ----------- --------- ----------- ---------- ---------- ----------
Aston/ABN AMRO Global Real Estate Fund   X        X                     X          X          XP         XP          X
Aston/Resolution Global Equity Fund      X        X          X          X          X          XP         XP          X



                                                   Publicly                    Royalty    Rule       U.S.
                                       Preferred    Traded          Repurchase  Income    144A    Government
FUND                                     Stocks  Partnerships REITs Agreements  Trusts Securities Securities
----                                   --------- ------------ ----- ---------- ------- ---------- ----------
Aston/ABN AMRO Global Real Estate Fund     X           X        XP       X        X         X         X
Aston/Resolution Global Equity Fund        X                    X        X                  X         X

X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.




DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.




EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GLOBAL PROPERTY RESEARCH (GPR) 250 NET INDEX. An Index containing approximately 250 of the most liquid property companies in the world as measured by the highest twelve-month trading volume in U.S. dollars.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income or long-term capital appreciation.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a portfolio manager, subadviser or the adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.

MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MSCI WORLD INDEX. A free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.







RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE. A mutual fund fee, named for the Securities and Exchange Commission ("SEC") rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" in the "Shareholder Information" Section.)




YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified day.

Management of the Funds

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Funds. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO") as part of an asset purchase agreement dated April 20, 2006 between Highbury Financial Inc. and ABN AMRO (the "Strategic Transaction"). Upon closing of the Strategic Transaction on November 30, 2006, Aston became the investment adviser to nineteen funds of the Trust. More information on Highbury Financial Inc. is available in the SAI.


Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of June 30, 2007, Aston had approximately $5.2 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.



Aston intends to manage the Funds by engaging one or more subadvisers to manage the day-to-day investment management operations of the Funds. Aston and the Aston Funds have received from the SEC an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.


GENERAL

As the investment adviser to the Funds, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser of each Fund.

For its advisory services, Aston is entitled to receive an annual management fee of 1.00% based on the average daily net assets of the Aston/ABN AMRO Global Real Estate Fund and Aston/Resolution Global Equity Fund, respectively.

The investment advisory agreement with Aston may be terminated at any time by a Fund or Aston upon 60 days' written notice to the other party. A Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.


A discussion regarding the Board's basis for approving the investment advisory agreements and subadvisory agreements will be available in the shareholder report dated October 31, 2007.


THE SUBADVISERS

The accompanying information highlights each Fund's subadviser and its portfolio managers.

ASTON/ABN AMRO GLOBAL REAL ESTATE FUND


ABN AMRO Asset Management, Inc. ("AAAM"), 135 S. LaSalle Street, Suite 2300, Chicago, Illinois 60603, serves as the subadviser to Aston/ABN AMRO Global Real Estate Fund. As of June 30, 2007, AAAM managed approximately $19.3 billion in assets consisting of primarily institutional accounts, including insurance, pension and profit-sharing trusts.



In rendering investment advisory services to the Fund, AAAM will use the resources of other wholly-owned subsidiaries of ABN AMRO Holdings N.V. located outside the United States, which are not registered U.S. advisers, in connection with managing the Fund. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of "Participating Affiliates." Non-U.S. affiliates and their associated persons who provide services to U.S. clients are subject to the supervision of AAAM and other conditions of the no-action letter.


ASTON/RESOLUTION GLOBAL EQUITY FUND


Resolution Investment Services Limited ("Resolution"), Resolution House, 50 Bothwell Street, Glasgow, Scotland G2 6HR, serves as the subadviser to the Aston/Resolution Global Equity Fund. As of June 30, 2007, Resolution managed more than $114 billion in assets.

      PORTFOLIO MANAGER(S)                    INVESTMENT EXPERIENCE
      --------------------       -----------------------------------------------
ASTON/ABN AMRO GLOBAL REAL
ESTATE FUND

Nancy J. Holland, CPA            Co-Portfolio Manager since the Fund's
                                 inception; Senior Managing Director of AAAM.
                                 Ms. Holland has been associated with AAAM and
                                 its predecessor since January 1997. Prior to
                                 joining AAAM, Ms. Holland was a real estate
                                 analyst with Edward Jones from January
                                 1995--December 1996. Ms. Holland holds a BS in
                                 Accounting from Saint Louis University.

Joseph Pavnica                   Co-Portfolio Manager since the Fund's
                                 inception. Mr. Pavnica joined the property team
                                 of AAAM in March 2001 and was employed by its
                                 predecessor firm from 1997-2001. During his
                                 tenure, Mr. Pavnica has been responsible for
                                 analyzing and providing investment
                                 recommendations for various property sectors
                                 including: retail, multi-family, hotels,
                                 industrial, and self-storage. Mr. Pavnica
                                 received his BS in Accounting from St. Joseph's
                                 College and his MBA from Indiana University
                                 Northwest.

Menno Sloterdijk                 Co-Portfolio Manager since the Fund's
                                 inception. Mr. Sloterdijk joined AAAM in March
                                 2001 and is currently the Head of European
                                 Property. Mr. Sloterdijk holds a Master's
                                 degree in Social Geography from the University
                                 of Groningen.

Matthew Hoult                    Co-Portfolio Manager since the Fund's
                                 inception. Mr. Hoult joined AAAM in March 2004
                                 as an Australian Equity Analyst. Prior to this
                                 experience, he worked for Jenkins Investment
                                 Management for three years as a senior analyst
                                 covering the LPT, infrastructure and utility,
                                 telecommunications, and technology stocks. Mr.
                                 Hoult held various contract positions during
                                 the period between his role at Jenkins and
                                 AAAM. Mr. Hoult has a bachelor of business from
                                 the University of Technology - Sydney and has
                                 completed the Securities Institute of Australia
                                 Graduate Diploma in Applied Finance and
                                 Investment.

ASTON/RESOLUTION GLOBAL EQUITY
FUND

James Smith                      Portfolio Manager since the Fund's inception.
                                 Chief Investment Officer of Resolution. Mr.
                                 Smith joined Resolution in 2001 when it
                                 acquired Blairlogie Capital Management. Mr.
                                 Smith co-founded Blairlogie in 1992 and was its
                                 Chief Investment Officer. He has a BSc in
                                 Economics from London University.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in each Fund is available in the SAI.

RELATED PERFORMANCE

ASTON/ABN AMRO GLOBAL REAL ESTATE FUND


The performance figures shown below represent the total return for an offshore fund ("Offshore Fund") organized in the Netherlands and managed by ABN AMRO Netherlands, a division of ABN AMRO Bank and an affiliate of AAAM. As of June 30, 2007, the Offshore Fund had $1.6 billion in assets. The investment objectives, policies and strategies of Aston/ABN AMRO Global Real Estate Fund are substantially similar to those of the Offshore Fund. The portfolio managers for the Offshore Fund and Aston/ABN AMRO Global Real Estate Fund are the same.


                                  TOTAL RETURN


Year End   Offshore Fund   GPR 250(a)
--------   -------------   ----------
2006           50.55%        48.86%
2005           11.15         11.82
2004           39.70         39.83
2003           40.98         40.68
2002           10.63          8.75
2001           -1.78          2.05
2000           14.21         13.25
1999           -2.31         -1.82
1998           -1.87         -6.17
1997            0.70         -0.40



                           AVERAGE ANNUAL TOTAL RETURN
                     (For the periods ended March 31, 2007)



                  Offshore Fund   GPR 250(a)
                  -------------   ----------
One Year             36.89%         36.93%
Three Year           37.37          37.42
Five Year            23.56          23.89
Ten Year             13.78          12.97
Since Inception      13.72          12.72


(a) The GPR 250 reflects performance of the GPR 250 Adjusted Net Index, managed by Global Property Research. The Fund intends to use the GPR 250 Net Index, which differs primarily with respect to the weighting of the Asian markets. Numbers are net of unrecoverable dividend withholding tax and reflect the reinvestment of interest and other earnings. Performance figures for the index do not reflect deduction of transaction costs or expenses, including management fees.


The performance of the Offshore Fund does not represent the historical performance of the Aston/ABN AMRO Global Real Estate Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. Performance is shown net of actual fees and expenses of the Offshore Fund. If the Fund's fees and expenses had been used in calculating the Offshore Fund's performance, the performance of the Offshore Fund would have been lower. In addition, the Offshore Fund is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Offshore Fund. The results for different products may vary.


Returns of the Offshore Fund reflect Netherlands Guilders converted to Euros based upon the fixed exchange rate. Euros are then translated into U.S. Dollars using the Bloomberg month-end Euro spot rate. Shares of the Offshore Fund are not offered or sold in the U.S.

ASTON/RESOLUTION GLOBAL EQUITY FUND


The following is a composite of global focus accounts managed by the portfolio manager of Aston/Resolution Global Equity Fund (the "Composite") on behalf of a European affiliate of Resolution. As of June 30, 2007, the Composite was comprised of 3 accounts and assets of $751.0 million. The investment objectives, policies and strategies of Aston/Resolution Global Equity Fund are substantially similar to those of the accounts comprising the Composite.


                                  TOTAL RETURN

                       MSCI World
Year End   Composite    Index(a)
--------   ---------   ----------
2006         23.93%      20.65%
2005         12.74       10.02
2004         15.07       15.25
2003         33.18       33.76

                           AVERAGE ANNUAL TOTAL RETURN
                     (For the periods ended March 31, 2007)



                              MSCI World
                  Composite    Index(a)
                  ---------   ----------
One Year            18.02%      16.00%
Three Year          16.62       15.20
Since Inception     19.95       19.09


(a) The MSCI World Index reflects performance of the MSCI Total Return World Index. The MSCI Total Return World Index reflects the total return of securities comprising the index, including changes in the market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for the index do not reflect the deduction of transaction costs or expenses, including management fees.


The performance of the Composite does not represent the historical performance of the Aston/Resolution Global Equity Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of securities, timing of purchases and sales, and availability of cash for new investment. The Composite is shown net of management fees of the separate accounts. If the Fund's fees and expenses had been used in calculating the Composite's performance, the performance of the Composite would have been lower. In addition, accounts comprising the Composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the Composite. The results for different products may vary.



Returns of the Composite are translated from Pounds Sterling to U.S. Dollars using quarter-end exchange rates supplied by Lipper Analytical.

Shareholder Information

OPENING AN ACCOUNT

-    Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirements for each Fund are as follows:

     -    Regular accounts: $2,500

     -    Individual Retirement Accounts (IRAs): $500

     -    Education Savings Accounts: $500

     - Uniform Gifts to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500

     - The minimum initial investment requirement may be waived for Trustees of the Trust and employees of Aston and its affiliates, as well as their spouses. The Trust reserves the right to waive a Fund's minimum initial investment requirement for any reason.

- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

-    Make your initial investment using the following table as a guideline.

- All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-    The account number and Fund name are included.

-    The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-    Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.

     BUYING SHARES                      TO OPEN AN ACCOUNT                          TO ADD TO AN ACCOUNT ($50 MINIMUM)
     -------------       ------------------------------------------------   ------------------------------------------------
THROUGH YOUR FINANCIAL   -    Your financial representative is              -    Your financial representative is
REPRESENTATIVE                responsible for transmitting the order             responsible for transmitting the order
                              promptly.                                          promptly.

BY MAIL                  -    Complete and sign your application.           -    Return the investment slip from a statement
                                                                                 with your check in the envelope provided
ASTON FUNDS              -    Make your check payable to Aston Funds and         and mail to us at the address at the left.
P.O. BOX 9765                 mail to us at the address at the left.
PROVIDENCE, RI 02940                                                        -    We accept checks, bank drafts, money
                         -    We accept checks, bank drafts and money            orders, wires and ACH for purchases (see
OR                            orders for purchases. Checks must be drawn         "Other Features" as described later in this
                              on U.S. banks to avoid any fees or delays          "Shareholder Information" Section). Checks
                              in processing.                                     must be drawn on U.S. banks. There is a
                                                                                 minimum $20 charge for returned checks.

OVERNIGHT DELIVERY       -    We do not accept travelers, temporary,        -    Give the following wire/ACH information to
                              post-dated, credit card courtesy, second or        your bank:
ASTON FUNDS                   third party checks (which are checks made          Mellon Trust of New England
101 SABIN STREET              payable to someone other than the Funds,           ABA #01-10-01234
PAWTUCKET, RI 02860           including you).                                    For:  Aston Funds
                                                                                 A/C 140414
                                                                                 FBO "Aston Fund Number"
                                                                                 "Your Account Number"

                                                                            -    Include your name, account number, tax
                                                                                 payer identification number or social
                                                                                 security number, address and the Fund(s)
                                                                                 you wish to purchase in the wiring
                                                                                 instructions.

                                                                            -    We do not accept travelers, temporary,
                                                                                 post-dated, credit card courtesy, second or
                                                                                 third party checks (which are checks made
                                                                                 payable to someone other than the Funds,
                                                                                 including you).

                                                                            -    For your protection, our current Internet
                                                                                 capabilities allow you to check balances
                                                                                 and transfer monies only between Aston
                                                                                 Funds. Please contact us via mail with a
                                                                                 signed letter of instruction for all other
                                                                                 changes to your account.

BY PHONE                 -    Obtain the Fund and account number by         -    Verify that your bank or credit union is a
                              calling Aston Funds at the number at the           member of the ACH.
800 992-8151                  left.
                                                                            -    To place your request with an Investor
                         -    Instruct your bank (who may charge a fee)          Services Associate, call between 9 a.m. and
                              to wire or ACH the amount of your                  7 p.m. ET, Monday - Friday.
                              investment.
                                                                            -    You should complete the "Bank Account
                         -    Give the following wire/ACH information to         Information" section on your account
                              your bank:                                         application.
                              Mellon Trust of New England
                              ABA #01-10-01234                              -    When you are ready to add to your account,
                              For: Aston Funds                                   call Aston Funds and tell the
                              A/C 140414                                         representative the Fund name, account
                              FBO "Aston Fund Number"                            number, the name(s) in which the account is
                              "Your Account Number"                              registered and the amount of your
                                                                                 investment.
                         -    Return your completed and signed
                              application to: Aston Funds                   -    Instruct your bank (who may charge a fee)
                              P.O. Box 9765                                      to wire or ACH the amount of your
                              Providence, RI 02940                               investment.

                                                                            -    Give the following wire/ACH information to
                                                                                 your bank:
                                                                                 Mellon Trust of New England
                                                                                 ABA #01-10-01234
                                                                                 For: Aston Funds
                                                                                 A/C 140414
                                                                                 FBO "Aston Fund Number"
                                                                                 "Your Account Number"

                                                                            -    Include your name, account number, taxpayer
                                                                                 identification number or social security
                                                                                 number, address and the Fund(s) you wish to
                                                                                 purchase in the wire instructions.

BY INTERNET              -    Download the appropriate account              -    Verify that your bank or credit union is a
                              application(s) from our Web site.                  member of the ACH.
WWW.ASTONFUNDS.COM

                         -    Complete and sign the application(s).  Make   -    Complete the "Purchase, Exchange and
                              your check payable to Aston Funds and mail         Redemption Authorization" section of your
                              it to the address under "By Mail" above.           account application.

                                                                            -    Self-register for online account access at
                                                                                 www.astonfunds.com. Your social security
                                                                                 number or employer identification number,
                                                                                 account number and other security
                                                                                 validating information will be required for
                                                                                 registration.

                                                                            -    When you are ready to add to your account,
                                                                                 access your account through Aston Funds'
                                                                                 Web site and enter your purchase
                                                                                 instructions in the highly secure area for
                                                                                 shareholders only called "Account Access."
                                                                                 ACH purchases on the Internet may take 3 or
                                                                                 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.


You can exchange shares from one Aston Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the Aston Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.


HOW DOES AN EXCHANGE TAKE PLACE?


When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.


The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.

    SELLING SHARES                        DESIGNED FOR...                         TO SELL SOME OR ALL OF YOUR SHARES...
    --------------       ------------------------------------------------   ------------------------------------------------
THROUGH YOUR FINANCIAL   -    Accounts of any type                          -    Your financial representative is responsible
REPRESENTATIVE                                                                   for transmitting the order promptly.

BY MAIL                  -    Accounts of any type                          -    Write and sign a letter of instruction
                                                                                 indicating the Fund name, Fund number, your
                         -    Sales or redemptions of any size (For              account number, the name(s) in which the
ASTON FUNDS                   redemptions over $50,000 please see                account is registered and the dollar value
P.O. BOX 9765                 Medallion Signature Guarantee later in this        or number of shares you wish to sell.
PROVIDENCE, RI 02940          "Shareholder Information" Section)
                                                                            -    Include all signatures and any additional
OR                                                                               documents that may be required.  (See
                                                                                 "Selling Shares in Writing" later in this
OVERNIGHT DELIVERY                                                               "Shareholder Information" Section).
                                                                                 Signatures must be in original form, as
ASTON FUNDS                                                                      photocopies are not accepted.
101 SABIN STREET
PAWTUCKET, RI 02860                                                         -    Mail to us at the address at the left.

                                                                            -    A check will be mailed to the name(s) and
                                                                                 address in which the account is registered.
                                                                                 If you would like the check mailed to a
                                                                                 different address, you must write a letter
                                                                                 of instruction and have it Medallion
                                                                                 Signature Guaranteed.

                                                                            -    Proceeds may also be sent by wire or ACH
                                                                                 (see "Other Features" later in this
                                                                                 "Shareholder Information" Section).

BY PHONE                 -    Non-retirement accounts                       -    For automated service 24 hours a day using
                                                                                 your touch-tone phone, call 800 992-8151.

800 992-8151             -    Sales of up to $50,000 (for accounts with
                              telephone account privileges)                 -    To place your request with an Investor
                                                                                 Services Associate, call between 9 a.m. and
                                                                                 7 p.m. ET, Monday - Friday.

                                                                            -    A check will be mailed to the name(s) and
                                                                                 address in which the account is registered.
                                                                                 If you would like the check mailed to a
                                                                                 different address, you must write a letter
                                                                                 of instruction and have it Medallion
                                                                                 Signature Guaranteed.

                                                                            -    Proceeds may also be sent by wire or ACH
                                                                                 (see "Other Features" later in this
                                                                                 "Shareholder Information" Section).

                                                                            -    The Funds reserve the right to refuse any
                                                                                 telephone sales request and may modify the
                                                                                 procedures at any time.  The Funds make
                                                                                 reasonable attempts to verify that telephone
                                                                                 instructions are genuine, but you are
                                                                                 responsible for any loss that you may bear
                                                                                 from telephone requests.

BY INTERNET              -    Non-retirement accounts                       -    Complete the "Purchase, Exchange and
                                                                                 Redemption Authorization" section of your
WWW.ASTONFUNDS.COM                                                               account application.

                                                                            -    Self-register for online account access at
                                                                                 www.astonfunds.com.  Your social security
                                                                                 number or employer identification number,
                                                                                 account number and other security validating
                                                                                 information will be required for
                                                                                 registration.

                                                                            -    When you are ready to redeem a portion of
                                                                                 your account, access your account through
                                                                                 Aston Funds' Web site and enter your
                                                                                 redemption instructions in the highly secure
                                                                                 area for shareholders only called "Account
                                                                                 Access." A check for the proceeds will be
                                                                                 mailed to you at your address of record.

                                                                            -    Proceeds may also be sent by wire or ACH
                                                                                 (see "Other Features" later in this
                                                                                 "Shareholder Information" Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-    your address of record has changed within the past 30 days

-    you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)


            SELLER                      REQUIREMENTS FOR WRITTEN REQUESTS
            ------               -----------------------------------------------
Owners of individual, joint,     -    Letter of instruction
sole proprietorship,
UGMA/UTMA, or general partner    -    On the letter, the signatures and titles
accounts                              of all persons authorized to sign for the
                                      account, exactly as the account is
                                      registered, must be in original form, as
                                      photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners of corporate or           -    Letter of instruction
association accounts
                                 -    Corporate resolution certified within the
                                      past 12 months

                                 - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners or trustees of trust      -    Letter of instruction
accounts
                                 -    On the letter, the signature of the
                                      trustee(s) must be in original form, as
                                      photocopies are not accepted

                                 -    If the names of all trustees are not
                                      registered on the account, a copy of the trust document certified within the past
                                      12 months

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page)

Joint tenancy shareholders       -    Letter of instruction signed by the
whose co-tenants are deceased         surviving tenant must be in original form,
                                      as photocopies are not accepted

                                 -    Certified copy of death certificate

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

Executors of shareholder         -    Letter of instruction signed by executor
estates                               must be in original form, as photocopies
                                      are not accepted

                                 -    Certified copy of order appointing
                                      executor

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

Administrators, conservators,    -    Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above   -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

IRA accounts                     -    IRA distribution request form completed
                                      and signed. Call 800 992-8151 for a form,
                                      or download a form from our Web site,
                                      www.astonfunds.com

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

OTHER FEATURES

The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Funds have elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund position(s) if its value falls below $1,500 for any reason. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above $2,500 (the minimum initial investment for regular accounts) to avoid closing it out. We will not close out fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or Automatic Investment Plans. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, a Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under a Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by a Fund to a significant extent. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Funds may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

-    suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

-    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Funds are designed for long-term investors. Each Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for Funds investing in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact a Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

- The Funds have adopted a redemption fee of 2.00% for shares held less than 90 calendar days;

- The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-    The Funds reserve the right to:

     - Reject any purchase, including exchange purchases, that could adversely affect a Fund or its operations;

     - Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to a Fund;

     - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Funds may consider an investor's trading history in the Funds and accounts under common ownership or control. The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds. Accordingly, the Funds use certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Funds notify intermediaries of and requests that they enforce these policies and procedures, the Funds cannot directly control activity through all channels and is dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders. The Funds reserve the right to limit an intermediary's future access to the Funds, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Funds' policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES

The Funds assess a 2.00% fee on redemptions (including exchanges) of a Fund's shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to a Fund to help offset transaction costs and to protect a Fund's long-term shareholders. The Funds will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Funds will notify intermediaries, such as broker-dealers or plan administrators, of the Funds' policies and procedures and request the intermediaries to track and remit redemption fees to the Funds. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Funds. There is no assurance that the Funds' redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Funds to impose a redemption fee (as discussed above); and circumstances where the Funds' Administrator believes it to be in the best interest of a Fund and in accordance with the Funds' policies and procedures to waive the redemption fee on behalf of a Fund.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

-    after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS


The Funds distribute income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS


The Funds will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.


UNCASHED CHECKS

Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the amount of your investment (minimum: $50 as long as you meet the account minimum), and you can terminate the program at any time. To take advantage of this feature, complete the appropriate sections of the account application.

ASTON FUNDS WEB SITE

The Funds maintain a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and a Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

-    you must have at least $50,000 in your account;

-    determine the schedule: monthly, quarterly, semi-annually or annually;

-    call 800 992-8151 to add a systematic withdrawal plan to your account.

RETIREMENT PLANS AND EDUCATION SAVINGS ACCOUNTS

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs. Aston Funds also offers Education Savings Accounts, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES


To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, Aston may compensate intermediaries that distribute and/or service investors in the Funds for various services out of its own assets and not as an additional charge to the Funds. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Funds over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.

In addition, representatives of the distributor may be compensated through incentive programs of Aston in a manner that favors one Aston fund or group of funds over another Aston fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The subadvisers attempt to obtain the best possible price and most favorable execution of transactions in portfolio securities. There may be times when a subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. A Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, a subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Funds is included in the SAI.

TAXES

For federal income tax purposes:


- The Funds pay dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.



- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.


- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.


- Distributions of "qualified dividend income" (i.e., generally dividends received by a Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Funds at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by a Fund from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by a Fund. Therefore, it is not expected that a significant amount of the Aston/ABN AMRO Global Real Estate Fund's distributions will qualify for treatment as qualified dividend income when distributed by the Funds.


- Distributions declared to the shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.



- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.


- If you purchase shares of a Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."


- If a Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

Financial Highlights

The Funds' Class N shares are new and do not have an operating history. Information, when available, will be included in the Funds' next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION





The SAI, which is incorporated into this prospectus by reference and dated August 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about either Fund by contacting:

Address:  Aston Funds
          P.O. Box 9765
          Providence, RI 02940

Phone:    Shareholder Services & Fund
          Literature - 800 992-8151

          Investment Advisor
          Services - 800 597-9704

Web site: www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about a Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

[Aston Asset Management Logo]

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                                   [Aston Asset Management Logo]

Aston Funds
Class I Shares
Prospectus


AUGUST 1, 2007 - INSTITUTIONAL FUND


ASTON/NEPTUNE INTERNATIONAL FUND

A diversified, actively managed fund family with a process-driven approach to investing.




NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                                                   TICKER SYMBOL


INTERNATIONAL FUND
Aston/Neptune International Fund                                       ANIIX

(ASTON FUNDS LOGO)

Thank you for your interest in Aston Funds. This prospectus pertains only to the Class I shares of the Aston/Neptune International Fund (the "Fund"). Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" Section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

TABLE OF CONTENTS


                                                                            Page
                                                                            ----
ASTON FUNDS                                                                   3
FUND SUMMARY
ASTON/NEPTUNE INTERNATIONAL FUND                                              4
   Investment Objective, Principal Investment Strategies and Risks
      Fund Performance
FUND EXPENSES                                                                 6
ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGIES                        7
PORTFOLIO HOLDINGS                                                           10
INVESTMENT TERMS                                                             11
MANAGEMENT OF THE FUND                                                       12
   The Investment Adviser                                                    12
   The Subadviser                                                            12
   Portfolio Manager                                                         12
SHAREHOLDER INFORMATION                                                      14
   Opening an Account: Buying Shares                                         13
   Exchanging Shares                                                         13
   Selling/Redeeming Shares                                                  15
   Transaction Policies                                                      16
   Account Policies and Dividends                                            19
   Additional Investor Services                                              21
   Compensation to Intermediaries                                            22
   Portfolio Transactions and Brokerage Commissions                          22
DIVIDENDS, DISTRIBUTIONS AND TAXES                                           23
FINANCIAL HIGHLIGHTS                                                         24
GENERAL INFORMATION                                                          25

Aston Funds


Aston Funds (the "Trust") is a no-load, open-end management investment company that currently offers 28 separate investment portfolios, including equity, balanced, fixed income and money market funds. Class I shares of the Aston/Neptune International Fund are offered in this prospectus; other funds and classes are offered under separate prospectuses.


INTERNATIONAL FUNDS

International funds invest principally in stocks and other securities issued by foreign companies throughout the world. International funds invest in foreign securities that are subject to currency, regulatory, information and political risks.

WHO MAY WANT TO INVEST IN INTERNATIONAL FUNDS

International funds may be appropriate if you:

-    have a long-term investment goal

-    seek growth of capital

- seek to diversify domestic investments with investments in foreign securities

International funds may not be appropriate if you want:

-    a stable share price

-    a high level of current income

-    a short-term investment

-    a conservative investment approach

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-    the value of fund shares will fluctuate

-    you could lose money

-    you cannot be certain that a fund will achieve its investment objective

Aston/Neptune International Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia and the Far East ("EAFE"), but may invest in securities of issuers in any country.



The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.



The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process. Under normal circumstances, the Fund will invest in at least five countries outside of the United States.



Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:


-    strong competitive position

-    market leader in industry with strong growth prospects

-    potential for future growth


The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks.



The Fund's annual portfolio turnover rate is not expected to exceed 100%.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

EMERGING MARKET RISK: In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

- economic structures that are less diverse and mature than developed countries

-    less stable political systems and less developed legal systems

-    national policies that may restrict foreign investment

-    wide fluctuations in the value of investments

-    smaller securities markets making investments less liquid

-    special custody arrangements

FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar; the value of the holding decreases in U.S. dollar terms.

- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.


MANAGER RISK: The performance of the Fund is dependent upon the investment adviser's skills in selecting managers and the portfolio manager's skills in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.


MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

More information about the risks associated with investing in the Fund can also be found in the statement of additional information ("SAI").

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in the Fund, you do not incur any sales loads or exchange fees. A REDEMPTION FEE OF 2.00% OF THE AMOUNT REDEEMED IS CHARGED ON REDEMPTIONS WITHIN 90 DAYS OF PURCHASE UNLESS AN EXCEPTION IS AVAILABLE. See "Redemption Fees" in the "Shareholder Information" Section for more details.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                             ACQUIRED      TOTAL                NET
                                   MANAGEMENT     OTHER      FUND FEES    EXPENSE     FEE     EXPENSE
FUND                                  FEES      EXPENSES   AND EXPENSES    RATIO    WAIVERS    RATIO
----                               ----------   --------   ------------   -------   -------   -------
Aston/Neptune International Fund      1.00%     7.47%(a)        --         8.47%    (7.22)%   1.25%(b)



(a) Other expenses are estimated for the current fiscal year based on an estimated asset size of $2 million.



(b) Aston is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through July 31, 2008 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). As shown in the table, expenses would be higher without such agreement. For a period of three years subsequent to the Fund's commencement of operations on August 1, 2007, Aston is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap after such reimbursement.


EXAMPLE


This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5%, that operating expenses remained the same and expenses were capped for one year in each period. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.



FUND                               1 YEAR   3 YEARS
----                               ------   -------
Aston/Neptune International Fund    $127     $1,824

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.


In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.


ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts ("EDRs"), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts ("GDRs"), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

CONVERTIBLE SECURITIES

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY

There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES

The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.



Derivatives will only be used when consistent with the objectives and strategy of the portfolio. The portfolio manager will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by existing Fund assets. The portfolio manager will place a limit on the derivative exposure as a proportion of assets.


EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. Types of equity securities include common stocks, preferred stocks, warrants and rights.

FOREIGN SECURITIES

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

OTHER INVESTMENT COMPANIES

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their net asset value per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

PREFERRED STOCKS

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can only be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, Rule 144A securities generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the SAI and on our Web site at www.astonfunds.com.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.




DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.




EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income or long-term capital appreciation.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.


MSCI EAFE AND EMERGING MARKETS INDEX. The Morgan Stanley Capital International ("MSCI") Europe, Australasia and Far East and Emerging Markets Index, is designed to measure market performance in the global developed and emerging markets excluding the U.S. and Canada.


MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.




RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

Management of the Fund

THE INVESTMENT ADVISER

ASTON ASSET MANAGEMENT LLC

Aston Asset Management LLC ("Aston"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston, a majority owned subsidiary of Highbury Financial Inc., was formed for the purpose of acquiring the mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and its affiliates ("ABN AMRO") as part of an asset purchase agreement dated April 20, 2006 between Highbury Financial Inc. and ABN AMRO (the "Strategic Transaction"). Upon closing of the Strategic Transaction on November 30, 2006, Aston became the investment adviser to nineteen funds of the Trust. More information on Highbury Financial Inc. is available in the SAI.


Aston was formed in April 2006 and has a limited operating history as of the date of this prospectus. As of June 30, 2007, Aston had approximately $5.2 billion in assets under management primarily as a result of the acquisition of ABN AMRO's mutual fund and separately managed account business.


Aston intends to manage the Fund by engaging Neptune Investment Management Limited ("Neptune" or "Subadviser") as subadviser to manage the day-to-day investment management operations of the Fund.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund.

For its advisory services, Aston is entitled to receive an annual management fee of 1.00% based on the average daily net assets from the Fund.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days' written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund's outstanding voting securities.


A discussion regarding the Board's basis for approving the investment advisory agreement and subadvisory agreement will be available in the shareholder report dated October 31, 2007.



Aston and the Aston Funds have received from the Securities and Exchange Commission ("SEC") an exemptive order that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.


THE SUBADVISER


The accompanying information highlights the Fund's Subadviser and its portfolio manager.



Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB, was founded in May 2002. Robin Geffen is the majority shareholder of the firm. As of June 30, 2007, Neptune managed approximately $3.0 billion in assets under management outside of the United States. Neptune has not previously managed U.S. mutual funds.



PORTFOLIO MANAGER



Robin Geffen has served as Portfolio Manager since the Fund's inception. Mr. Geffen has also served as Managing Director and Chief Investment Officer of Neptune since the firm's inception in May 2002. Prior to launching Neptune, Mr. Geffen was the CIO and most recently Global CIO-Pensions at Orbitex, managing a number of funds. Mr. Geffen, a graduate of Keble College, Oxford, began his investment career in 1979.












Additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund is available in the SAI.

Shareholder Information

OPENING AN ACCOUNT

-    Read this prospectus carefully.

- Determine how much you want to invest. The minimum initial investment requirement for the Fund is: $1 million.

- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:

     -    clients of a financial consultant

     - immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)

     -    a corporation or other legal entity

-    Minimum initial investment requirements may be waived:

     - for Trustees of the Trust, employees of Aston, Neptune, their affiliates, as well as their spouses.

     - with a "letter of intent" explaining how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

     - The Trust reserves the right to waive the Fund's minimum initial investment requirement for any reason.

- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

- Purchase, exchange and redemption requests received and processed before the New York Stock Exchange ("NYSE") market close, typically 4:00 p.m. Eastern Time ("ET"), receive that business day's closing NAV. Trades received after that time receive the following business day's NAV.

-    Make your initial investment using the following table as a guideline.

- All account openings and subsequent transaction requests must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

-    The account number and Fund name are included.

-    The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

-    Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such "Requirements for Written Requests" as described later in this "Shareholder Information" Section.

                                                                         TO ADD TO AN ACCOUNT (NO MINIMUM
    BUYING SHARES                  TO OPEN AN ACCOUNT                       FOR SUBSEQUENT INVESTMENTS)
    -------------      ------------------------------------------   -----------------------------------------
BY MAIL                -    Complete and sign your application.     -    Return the investment slip from a
                                                                         statement with your check in the
ASTON FUNDS            -    Make your check payable to Aston             envelope provided and mail to us at
P.O. BOX 9765               Funds and mail to us at the address          the address at the left.
PROVIDENCE, RI 02940        at the left.
                                                                    -    We accept checks, bank drafts, money
OR                     -    We accept checks, bank drafts, money         orders, wires and ACH for purchases
                            orders, wires and ACH for purchases.         (see "Other Features" as described
                            Checks must be drawn on U.S. banks to        later in this "Shareholder
                            avoid any fees or delays in                  Information" Section). Checks must be
                            processing.                                  drawn on U.S. banks. There is a
                                                                         minimum $20 charge for returned
                                                                         checks.

OVERNIGHT DELIVERY     -    We do not accept travelers,             -    Give the following wire/ACH
                            temporary, post-dated, credit card           information to your bank:
ASTON FUNDS                 courtesy, second or third party              Mellon Trust of New England
101 SABIN STREET            checks (which are checks made payable        ABA #01-10-01234
PAWTUCKET, RI 02860         to someone other than the Fund,              For: Aston Funds
                            including you).                              A/C 140414
                                                                         FBO "Aston Fund Number"
                                                                         "Your Account Number"

                                                                    -    Include your name, account number,
                                                                         tax payer identification number or
                                                                         social security number, address and
                                                                         the Fund(s) you wish to purchase in
                                                                         the wiring instructions.

                                                                    -    We do not accept travelers,
                                                                         temporary, post-dated, credit card
                                                                         courtesy, second or third party
                                                                         checks (which are checks made payable
                                                                         to someone other than the Fund,
                                                                         including you).

                                                                    -    For your protection, our current
                                                                         Internet capabilities allow you to
                                                                         check balances and transfer monies
                                                                         only between Aston Funds. Please
                                                                         contact us via mail with a signed
                                                                         letter of instruction for all other
                                                                         changes to your account.

BY PHONE               -    Obtain the Fund and account number by   -    Verify that your bank or credit union
                            calling Aston Funds at the number at         is a member of the ACH.
800 992-8151                the left.
                                                                    -    To place your request with an
                       -    Instruct your bank (who may charge a         Investor Services Associate, call
                            fee) to wire or ACH the amount of            between 9 a.m. and 7 p.m. ET, Monday
                            your investment.                             - Friday.

                       -    Give the following wire/ACH             -    You should complete the "Bank Account
                            information to your bank:                    Information" section on your account
                            Mellon Trust of New England                  application.
                            ABA #01-10-01234
                            For:  Aston Funds                       -    When you are ready to add to your
                            A/C 140414                                   account, call Aston Funds and tell
                            FBO "Aston Fund Number"                      the representative the Fund name,
                            "Your Account Number"                        account number, the name(s) in which
                                                                         the account is registered and the
                       -    Return your completed and signed             amount of your investment.
                            application to: Aston Funds
                            P.O. Box 9765                           -    Instruct your bank (who may charge a
                            Providence, RI 02940                         fee) to wire or ACH the amount of
                                                                         your investment.

                                                                    -    Give the following wire/ACH
                                                                         information to your bank:
                                                                         Mellon Trust of New England
                                                                         ABA #01-10-01234
                                                                         For:  Aston Funds
                                                                         A/C 140414
                                                                         FBO "Aston Fund Number"
                                                                         "Your Account Number"

                                                                    -    Include your name, account number,
                                                                         taxpayer identification number or
                                                                         social security number, address and
                                                                         the Fund(s) you wish to purchase in
                                                                         the wire instructions.

BY INTERNET            -    Download the appropriate account        -    Verify that your bank or credit union
                            application(s) from our Web site.            is a member of the ACH.
WWW.ASTONFUNDS.COM
                                                                    -    Complete the "Purchase, Exchange and
                                                                         Redemption Authorization" section of
                       -    Complete and sign the application(s).        your account application.
                            Make your check payable to Aston
                            Funds and mail it to the address        -    Self-register for online account
                            under "By Mail" above.                       access at www.astonfunds.com. Your
                                                                         social security number or employer
                                                                         identification number, account number
                                                                         and other security validating
                                                                         information will be required for
                                                                         registration.

                                                                    -    When you are ready to add to your
                                                                         account, access your account through
                                                                         Aston Funds' Web site and enter your
                                                                         purchase instructions in the highly
                                                                         secure area for shareholders only
                                                                         called "Account Access." ACH
                                                                         purchases on the Internet may take 3
                                                                         or 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.


You can exchange shares from one Aston Fund to another within the same class of shares. (For example, from this Fund to another Aston Funds Class I shares.) All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For federal income tax purposes, in non-retirement accounts, each exchange into a different fund is treated as a taxable sale and a new purchase. As a result, an investor holding shares in a non-retirement account generally is subject to federal income tax on any appreciation on the shares exchanged.


HOW DOES AN EXCHANGE TAKE PLACE?


When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee.

The Fund reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.

   SELLING SHARES                    DESIGNED FOR...                   TO SELL SOME OR ALL OF YOUR SHARES...
   --------------      ------------------------------------------   ------------------------------------------
BY MAIL                -    Accounts of any type                    -    Write and sign a letter of
                                                                         instruction indicating the Fund name,
ASTON FUNDS            -    Sales or redemptions of any size (For        Fund number, your account number, the
P.O. BOX 9765               redemptions over $50,000, please see         name(s) in which the account is
PROVIDENCE, RI 02940        Medallion Signature Guarantee later          registered and the dollar value or
                            in this "Shareholder Information"            number of shares you wish to sell.
OR                          Section)
                                                                    -    Include all signatures and any
OVERNIGHT DELIVERY                                                       additional documents that may be
                                                                         required. (See "Selling Shares in
ASTON FUNDS                                                              Writing" later in this "Shareholder
101 SABIN STREET                                                         Information" Section). Signatures
PAWTUCKET, RI 02860                                                      must be in original form, as
                                                                         photocopies are not accepted.

                                                                    -    Mail to us at the address at the
                                                                         left.

                                                                    -    A check will be mailed to the name(s)
                                                                         and address in which the account is
                                                                         registered. If you would like the
                                                                         check mailed to a different address,
                                                                         you must write a letter of
                                                                         instruction and have it Medallion
                                                                         Signature Guaranteed.

                                                                    -    Proceeds may also be sent by wire or
                                                                         ACH (see "Other Features" later in
                                                                         this "Shareholder Information"
                                                                         Section).

BY PHONE               -    Non-retirement accounts                 -    For automated service 24 hours a day
                                                                         using your touch-tone phone, call 800
                                                                         992-8151.
800 992-8151           -    Sales of up to $50,000 (for accounts
                            with telephone account privileges)
                                                                    -    To place your request with an
                                                                         Investor Services Associate, call
                                                                         between 9 a.m. and 7 p.m. ET, Monday
                                                                         - Friday.

                                                                    -    A check will be mailed to the name(s)
                                                                         and address in which the account is
                                                                         registered. If you would like the
                                                                         check mailed to a different address,
                                                                         you must write a letter of
                                                                         instruction and have it Medallion
                                                                         Signature Guaranteed.

                                                                    -    Proceeds may also be sent by wire or
                                                                         ACH (see "Other Features" later in
                                                                         this "Shareholder Information"
                                                                         Section).

                                                                    -    The Fund reserves the right to refuse
                                                                         any telephone sales request and may
                                                                         modify the procedures at any time.
                                                                         The Fund makes reasonable attempts to
                                                                         verify that telephone instructions
                                                                         are genuine, but you are

                                                                         responsible for any loss that you may
                                                                         bear from telephone requests.

BY INTERNET            -    Non-retirement accounts                 -    Complete the "Purchase, Exchange and
                                                                         Redemption Authorization" section of
WWW.ASTONFUNDS.COM                                                       your account application.

                                                                    -    Self-register for online account
                                                                         access at www.astonfunds.com. Your
                                                                         social security number or employer
                                                                         identification number, account number
                                                                         and other security validating
                                                                         information will be required for
                                                                         registration.

                                                                    -    When you are ready to redeem a
                                                                         portion of your account, access your
                                                                         account through Aston Funds' Web site
                                                                         and enter your redemption
                                                                         instructions in the highly secure
                                                                         area for shareholders only called
                                                                         "Account Access." A check for the
                                                                         proceeds will be mailed to you at
                                                                         your address of record.

                                                                    -    Proceeds may also be sent by wire or
                                                                         ACH (see "Other Features" later in
                                                                         this "Shareholder Information"
                                                                         Section).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-    your address of record has changed within the past 30 days

-    you are selling more than $50,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

            SELLER                      REQUIREMENTS FOR WRITTEN REQUESTS
            ------               ----------------------------------------------
Owners of individual, joint,     -    Letter of instruction
sole proprietorship,
UGMA/UTMA, or general partner    -    On the letter, the signatures and titles
accounts                              of all persons authorized to sign for the
                                      account, exactly as the account is
                                      registered, must be in original form, as
                                      photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners of corporate or           -    Letter of instruction
association accounts
                                 -    Corporate resolution certified within the
                                      past 12 months

                                 - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see next page for more
                                      details)

Owners or trustees of trust      -    Letter of instruction
accounts
                                 -    On the letter, the signature of the
                                      trustee(s) must be in original form, as
                                      photocopies are not accepted

                                 -    If the names of all trustees are not
                                      registered on the account, a copy of the trust document certified within the past
                                      12 months

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

Joint tenancy shareholders       -    Letter of instruction signed by the
whose co-tenants are deceased         surviving tenant must be in original form,
                                      as photocopies are not accepted

                                 -    Certified copy of death certificate

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

Executors of shareholder         -    Letter of instruction signed by executor
estates                               must be in original form, as photocopies
                                      are not accepted

                                 -    Certified copy of order appointing
                                      executor

                                 -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

Administrators, conservators,    -    Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above   -    MEDALLION SIGNATURE GUARANTEE, if
                                      applicable (see below)

IRA accounts                     -    IRA distribution request form completed
                                      and signed. Call 800 992-8151 for a form,
                                      or download a form from our Web site,
                                      www.astonfunds.com


WHAT IS A MEDALLION SIGNATURE GUARANTEE?


A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

OTHER FEATURES

The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:

- You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

- For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your Aston Funds account(s):

- You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND

The Fund has elected, under Rule 18f-1 under the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. Redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

INVOLUNTARY REDEMPTIONS

To reduce expenses, we may sell your shares and close your fund account(s) if its value falls below the minimum initial investment as a result of your transaction activity. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise the value of your fund position above the minimum initial investment to avoid closing it out. Redemption fees will not be assessed on involuntary redemptions.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Fund's fair valuation procedures.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of Aston Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;

-    suspend the offering of Fund shares;

- change the initial and additional investment minimums or waive these minimums for any investor;

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;

-    change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHORT-TERM AND EXCESSIVE TRADING

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund's NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Fund's Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

- The Fund has adopted a redemption fee of 2.00% for shares held less than 90 calendar days;

- The Fund has adopted certain fair valuation practices intended to protect the Fund from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices;

-    The Fund reserves the right to:

     - Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;

     - Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;

     - Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading;

     - Permanently prevent future purchases and exchanges from occurring in accounts where short-term trading or excessive trading is apparent.

In making the determination to exercise these rights, the Fund may consider an investor's trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders other than those who hold shares through omnibus accounts. While the Fund notifies intermediaries of and requests that they enforce these policies and procedures, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary's future access to the Fund, up to and including termination of the Selling Agreement held with said intermediary. There is no assurance that the Fund's policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

REDEMPTION FEES

The Fund assesses a 2.00% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged.

The Fund will notify intermediaries, such as broker-dealers or plan administrators, of the Fund's policies and procedures and request the intermediaries to track and remit redemption fees to the Fund. However, due to limitations with system capabilities, certain broker-dealers, banks, plan administrators and other intermediaries may not be able to track and collect redemption fees at this time or their method for tracking and calculating redemption fees may differ from those of the Fund. There is no assurance that the Fund's redemption fee policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances. Redemption fees may not be assessed in certain circumstances, including the following: shares purchased through reinvested distributions; certain distributions required by law or due to shareholder hardship; redemptions through a Systematic Withdrawal Plan; accounts held through intermediaries that are unable or unwilling to assess redemption fees and do not report sufficient information to the Fund to impose a redemption fee (as discussed above); and circumstances where the Fund's Administrator believes it to be in the best interest of the Fund and in accordance with the Fund's policies and procedures to waive the redemption fee on behalf of the Fund.

ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);

-    after any change of name or address of the registered owner(s).

Aston Funds may charge a fee for certain services, such as providing historical account documents.

MAILINGS TO SHAREHOLDERS

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DISTRIBUTIONS


The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from a fund's investments less its expenses; capital gains generally occur when a fund sells a portfolio security for more than the original purchase price.

DIVIDENDS


The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year in December.


UNCASHED CHECKS

Checks should be cashed upon receipt, as we will not pay interest on uncashed checks.

DIVIDEND REINVESTMENTS

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

ASTON FUNDS WEB SITE

The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund's NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

COMPENSATION TO INTERMEDIARIES

In addition to distribution and service fees paid by the Fund, the Aston may compensate intermediaries that distribute and/or service investors in the Fund for various services out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries.


In addition, representatives of the distributor may be compensated through incentive programs of Aston in a manner that favors one Aston fund or group of funds over another Aston fund.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an Aston Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

TAXES

For federal income tax purposes:


- The Fund pays dividends and capital gains distributions annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.



- The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. You will receive a statement with the federal income tax status of your dividends and distributions for the prior year by January 31.


- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.


- Distributions of "qualified dividend income" (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Internal Revenue Code are satisfied. Dividends received by the Fund from certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.


- Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.


- When you sell or exchange shares in a non-retirement account, it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. You are responsible for any tax liabilities generated by your transactions.



- If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.


- If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."


- If the Fund qualifies (by having more than 50% of the value of its total assets at the close of the taxable year consist of stock or securities in foreign corporations) and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may, however, be able to claim an offsetting tax credit or deduction depending on your particular circumstances, and provided you meet certain holding period and other requirements.

Financial Highlights

The Fund's Class I shares are new and do not have an operating history. Information, when available, will be included in the Fund's next annual or semi-annual report.

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31 which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION



The SAI, which is incorporated into this prospectus by reference and dated August 1, 2007, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.


HOW TO OBTAIN REPORTS

CONTACTING ASTON FUNDS

You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address: Aston Funds
         P.O. Box 9765
         Providence, RI 02940

Phone:   Shareholder Services & Fund
         Literature - 800 992-8151

         Investment Advisor
         Services - 800 597-9704

Web site: www.astonfunds.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

[Aston Asset Management Logo]

Aston Funds
P.O. Box 9765
Providence, RI 02940

                                  ASTON FUNDS
                            (formerly ABN AMRO Funds)


                                 CLASS N SHARES

                     Aston/ABN AMRO Global Real Estate Fund

                       Aston/Resolution Global Equity Fund


                                 CLASS I SHARES
                        Aston/Neptune International Fund
                 (Each a "Fund," and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 2007



     This statement of additional information dated August 1, 2007 ("SAI") provides supplementary information pertaining to shares representing interests in Class I shares of the Aston/Neptune International Fund and Class N shares of the Aston/ABN AMRO Global Real Estate Fund and the Aston/Resolution Global Equity Fund, three of twenty-eight available investment portfolios of Aston Funds (the "Trust").



     This SAI is not a prospectus and should be read only in conjunction with the Funds' current prospectuses dated August 1, 2007, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate prospectus.


     The SAI is incorporated by reference into the prospectuses.


     You may obtain a prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at ASTON FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the prospectuses or SAI.

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
THE FUNDS................................................................      1
INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS................      1
INVESTMENT RESTRICTIONS..................................................     20
NON-FUNDAMENTAL INVESTMENT POLICIES .....................................     21
TRUSTEES AND OFFICERS OF THE TRUST.......................................     21
PROXY VOTING POLICIES AND PROCEDURES.....................................     25
INVESTMENT ADVISORY AND OTHER SERVICES...................................     25
   The Investment Adviser................................................     25
   The Subadvisers.......................................................     27
   The Administrator.....................................................     32
   The Subadministrator..................................................     32
   Subadministration Fees................................................     33
   The Underwriter.......................................................     33
   The Distribution Plan.................................................     33
   Redemption Fees.......................................................     34
   Custodian.............................................................     34
   Transfer Agent and Dividend Paying Agent..............................     34
   Counsel and Independent Registered Public Accounting Firm.............     34
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................     35
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     36
DESCRIPTION OF SHARES....................................................     37
NET ASSET VALUE..........................................................     39
REDEMPTIONS-IN-KIND......................................................     40
DIVIDENDS................................................................     41
FEDERAL INCOME TAXES.....................................................     41
PERFORMANCE INFORMATION..................................................     46
FINANCIAL STATEMENTS.....................................................     46
OTHER INFORMATION........................................................     46
APPENDIX A...............................................................    A-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUSES. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS


     Aston Funds (the "Trust"), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is a no-load open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except Aston/ABN AMRO Global Real Estate Fund. Aston/ABN AMRO Global Real Estate Fund is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to December 1, 2006, the Trust was known as "ABN AMRO Funds."


            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in each prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

BORROWING

     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

CONVERTIBLE SECURITIES

     Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

     The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and a Fund's overall portfolio.


     Each Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment adviser or subadviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments.



     Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which Funds are permitted to invest include, but are not limited to, forward commitments, forward currency contracts, futures contracts, options, and swap agreements. Their respective policies and risks are described in this section. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.


EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes various types of fixed income securities in which the Funds may invest.

     TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the U.S. Treasury securities are generally regarded as having the lowest credit risks.

     AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a "GSE") acting under federal authority. The U.S. supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

     The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

     CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     COMMERCIAL PAPER

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

     DEMAND INSTRUMENTS

     Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     POOLED VEHICLES

     The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Many international equity securities in which the Funds may invest will be traded in foreign currencies. The Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such investments for hedging purposes only. A Fund will not engage in such investments purely for speculative purposes.

     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to its obligation under the contract. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.


     A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's investment adviser or subadviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.


FOREIGN SECURITIES

     Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investments in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chooses to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.


     In making investment decisions for a Fund, the subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the subadviser's decisions regarding these risks may not be correct or may prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.


     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so.


     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS


     Futures contracts are generally considered to be derivative securities. Each Fund may engage in such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of the Funds. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked-to-market value of the contract fluctuates.


     At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Gain derived by a Fund from the use of such instruments generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

     The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

     With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     If a put or call option which a Fund has written is exercised, that Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge that Fund's portfolio against the risk of rising interest rates.

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, that Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the U.S. of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES

     A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which a Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not considered illiquid.

INVESTMENT COMPANY SHARES


     Investments by the Funds in other investment companies, including closed-end funds and exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and, in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Funds may invest in shares of affiliated and unaffiliated money market funds. To the extent that a Fund is permitted to invest in shares of an Aston Funds money market fund for cash management purposes, the investment adviser waives management fees with respect to Fund assets invested therein.


MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment adviser or subadviser believes that the credit risk with respect to the investment is minimal.


     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

     Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

     BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

     COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

     LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank that sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the investment adviser or subadviser, they cannot be sold within seven days.



     VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the subadviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.


     Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

OPTIONS


     A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this SAI, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of that Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to that Fund's total return. A Fund may lose potential market appreciation if the judgment of its subadviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

     A Fund may use exchange-traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

     A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Trust's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this SAI, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, that Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.


     COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the investment adviser or subadviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.


     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this SAI, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by a Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by that Fund for not more than one year as of the date of the short sale or were acquired by that Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will segregate assets with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to segregate assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the investment adviser or subadviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.


     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.

PUBLICLY TRADED PARTNERSHIPS


     Publicly traded partnerships are limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange. Aston/ABN AMRO Global Real Estate Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes. These include master limited partnerships ("MLPs") and other entities qualifying under limited exceptions in the Internal Revenue Code of 1986, as amended (the "Code"). Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. Aston/ABN AMRO Global Real Estate Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of a MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required to include in its taxable income its allocable share of the MLP's income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than the Fund's allocable share of the MLP's income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.



     An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP. In addition, the value of the Fund's investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet current law requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income.

As a result, there could be a reduction in the Fund's cash flow and there could be a material decrease in the value of the Fund's shares.


REAL ESTATE INVESTMENT TRUSTS

     Securities of real estate investment trusts ("REITs") may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).


     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the investment adviser or subadviser. The investment adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.


     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times equal or exceed the repurchase price.

RESTRICTED SECURITIES

     Each Fund will limit investments in securities of issuers which that Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, pursuant to guidelines adopted by the Trust's Board of Trustees. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradeable in their local market, are not subject to this restriction.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to that Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in each prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

ROYALTY INCOME TRUSTS

     A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

RULE 144A SECURITIES


     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment adviser or subadviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.


SHORT-TERM TRADING

     Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

TEMPORARY DEFENSIVE POSITIONING


     The investments and strategies described throughout the Funds' prospectuses are those the investment adviser and subadvisers intend to use under normal conditions. When the investment adviser or subadviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments or hold U.S. dollars. When a Fund is investing for temporary or defensive purposes, it is not pursuing its investment goal.


UNIT INVESTMENT TRUSTS

     A Unit Investment Trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with that Fund's investment objectives and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

     The investment objective of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940
Act) of a Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     A Fund may not:

          (1) Purchase or sell real estate (but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

          (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except Aston/ABN AMRO Global Real Estate Fund, which will have a concentration in the real estate sector.

          (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

          (4) As to 75% of the total assets of each Fund with the exception of Aston/ABN AMRO Global Real Estate Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer.

          (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies.

          (6) Make investments in securities for the purpose of exercising control.

          (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer.

          (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

          (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

          (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

          (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

          (12) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

     The Funds have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in such Fund's prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

     For purposes of Aston/ABN AMRO Global Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, MLPs that are treated as corporations for federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.




                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.


                                TERM OF
                               OFFICE(2)                                          NUMBER OF
                              AND LENGTH                                        PORTFOLIOS IN
       NAME, ADDRESS,             OF                                             FUND COMPLEX      OTHER TRUSTEESHIPS/
         AGE(1) AND              TIME            PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS HELD
   POSITION(S) WITH TRUST      SERVED(1)         DURING PAST FIVE YEARS            TRUSTEE            BY TRUSTEE(3)
   ----------------------     ----------         -----------------------        -------------      -------------------
                                                 DISINTERESTED TRUSTEES

Leonard F. Amari               13 years    Partner at the law offices of              30        Director, Delaware
c/o 120 N. LaSalle St.                     Amari & Locallo, a practice with                     Place Bank; Trustee,
Chicago, IL 60602                          exclusive concentration in real                      John Marshall Law School
Age: 65                                    estate taxation and related areas,
Trustee                                    since 1987; Special Assistant
                                           Attorney General since 1986.

                                TERM OF
                               OFFICE(2)                                          NUMBER OF
                              AND LENGTH                                        PORTFOLIOS IN
       NAME, ADDRESS,             OF                                             FUND COMPLEX      OTHER TRUSTEESHIPS/
         AGE(1) AND              TIME            PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS HELD
   POSITION(S) WITH TRUST      SERVED(1)         DURING PAST FIVE YEARS            TRUSTEE            BY TRUSTEE(3)
   ----------------------     ----------         -----------------------        -------------      -------------------
Robert A. Kushner               8 years    Retired. Vice President, Secretary         30        None
c/o 120 N. LaSalle St.                     and General Counsel at Cyclops
Chicago, IL 60602                          Industries, Inc., 1976-1992.
Age: 71
Trustee

Gregory T. Mutz                13 years    CEO of AMLI Residential Properties         30        Chairman of the Board
c/o 120 N. LaSalle Street                  Trust (NYSE: AML) (a Multifamily                     of AMLI Residential
Chicago, IL 60602                          REIT), a successor company to AMLI                   Properties Trust;
Age: 61                                    Realty Co. since 2004; Chairman of                   Director of Abt
Trustee                                    AMLI Residential Properties since                    Associates Inc.
                                           1994; Vice Chairman of UICI                          (agribusiness)
                                           (NYSE: UCI) (an insurance holding
                                           company) from 2003-2004; President
                                           and CEO of UICI from 1999-2003;
                                           Chairman of Academic Management
                                           Services Corp. (a student loans
                                           and finance company) from
                                           2000-2003.

Robert B. Scherer               8 years    President of The Rockridge Group,          30        Director, Title
c/o 120 N. LaSalle Street                  Ltd (title insurance industry                        Reinsurance Company
Chicago, IL 60602                          consulting services) since 1994.                     (insurance for title
Age: 65                                                                                         agents)
Trustee

Nathan Shapiro                 13 years    President of SF Investments, Inc.          30        Director, Baldwin &
c/o 120 N. LaSalle Street                  (broker/dealer and investment                        Lyons, Inc. (property
Chicago, IL 60602                          banking firm) since 1971.                            and casualty insurance
Age: 71                                                                                         firm)
Trustee

Denis Springer                  8 years    Retired. Senior Vice President and         30        Director, Coleman
c/o 120 N. LaSalle Street                  Chief Financial Officer of                           Cable, Inc. (cable
Chicago, IL 60602                          Burlington Northern Santa Fe Corp.                   manufacturer)
Age: 61                                    (railroad), 1995-1999.
Trustee

                                                  INTERESTED TRUSTEE(4)

Stuart D. Bilton, CFA          13 years    Chief Executive Officer, Aston             31        Director, Baldwin &
c/o 120 N. LaSalle Street                  Asset Management LLC, since 2006;                    Lyons, Inc. (property
Chicago, IL 60602                          Vice Chairman of ABN AMRO Asset                      and casualty insurance
Age: 60                                    Management Holdings, Inc.                            firm)
Chairman, Board of Trustees                2003-2006; President and Chief
                                           Executive Officer of ABN AMRO
                                           Asset Management Holdings, Inc.
                                           from 2001-2003; President of
                                           Alleghany Asset Management, Inc.
                                           from 1996-2001 (purchased by ABN
                                           AMRO in February 2001).

                                             OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson            13 years    President, Aston Asset Management         N/A                  N/A
c/o 120 N. LaSalle Street                  LLC, since 2006; President, ABN
Chicago, IL 60602                          AMRO Structured Investment Funds
Age: 43                                    and ABN AMRO Variable Insurance
President (Chief Executive                 Trust, since 2005; President and
Officer)                                   Chief Executive Officer of ABN
                                           AMRO Investment Fund Services,
                                           Inc. (formerly known as Alleghany
                                           Investment Services, Inc.)
                                           1995-2006; Executive Vice
                                           President of ABN AMRO Asset
                                           Management (USA) LLC 2001-2005;
                                           Director, ABN AMRO Trust Services
                                           Company 2001-2005; Director, TAMRO
                                           Capital Partners, LLC and Veredus
                                           Asset Management LLC 2001-2006;
                                           Officer of the Trust since 1993;
                                           CPA.

                                TERM OF
                               OFFICE(2)                                          NUMBER OF
                              AND LENGTH                                        PORTFOLIOS IN
       NAME, ADDRESS,             OF                                             FUND COMPLEX      OTHER TRUSTEESHIPS/
         AGE(1) AND              TIME            PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTORSHIPS HELD
   POSITION(S) WITH TRUST      SERVED(1)         DURING PAST FIVE YEARS            TRUSTEE            BY TRUSTEE(3)
   ----------------------     ----------         -----------------------        -------------      -------------------
Gerald F. Dillenburg           10 years    Chief Compliance Officer and Chief        N/A                  N/A
c/o 120 N. LaSalle Street                  Financial Officer, Aston Asset
Chicago, IL 60602                          Management LLC, since 2006; Chief
Age: 40                                    Financial Officer and Chief
Senior Vice President,                     Compliance Officer, ABN AMRO
Secretary and Treasurer                    Structured Investment Funds and
(Chief Financial Officer,                  ABN AMRO Variable Insurance Trust,
Chief Operating Officer                    since 2005; Chief Senior Managing
and Chief Compliance                       Director ("SMD") of ABN AMRO
Officer)                                   Investment Fund Services, Inc.
                                           (formerly known as Alleghany
                                           Investment Services, Inc.)
                                           1996-2006; SMD of ABN AMRO Asset
                                           Management Holdings, Inc. and ABN
                                           AMRO Asset Management, Inc.
                                           (formerly known as Chicago Capital
                                           Management, Inc.) 2001-2006;
                                           Operations manager and compliance
                                           officer of ABN AMRO mutual funds
                                           1996-2006; CPA.

William Long                    5 years    Vice President of Montag &                N/A                  N/A
c/o 120 N. LaSalle Street                  Caldwell, Inc. since 2000; former
Chicago, IL 60602                          Vice President and Director of
Age: 46                                    Sales for First Capital Group,
Vice President                             First Union National Bank,
                                           1996-2000.


----------
(1)  As of June 30, 2007.


(2) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.


(3) Each Trustee also serves as Trustee for ABN AMRO Structured Investment Funds, a newly formed registered investment company, which will have two initial series. The registration statement of the new trust is not effective and the trust was not operational as of the date of this SAI. Mr. Bilton also serves as Sole Trustee of the ABN AMRO Variable Insurance Trust, a new trust whose registration statement is not effective and was not operational as of the date of this SAI.



(4) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with Aston Asset Management LLC, which act as the Funds' investment adviser, and prior relationships with ABN AMRO Asset Management, Inc.


     The Board of Trustees has established an Audit Committee consisting of six members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner, Mutz and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2006.

     The Trustees have also established a Nominating and Governance Committee consisting of six members, including a Chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner, Mutz and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held one meeting during the fiscal year ended October 31, 2006.

     The Trustees have also established a Valuation Committee consisting of at least three Trustees, including at least one Independent Trustee. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2006.

     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at December 31, 2006.


                                                   AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                                                     COMPANIES OVERSEEN BY
                          DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE      SECURITIES IN THE FUNDS      INVESTMENT COMPANIES
    ---------------      -----------------------   -------------------------
DISINTERESTED TRUSTEES
Leonard F. Amari                   None                  Over $100,000
Robert Kushner                     None                  Over $100,000
Gregory T. Mutz                    None                  Over $100,000
Robert B. Scherer                  None                  Over $100,000
Nathan Shapiro                     None                  Over $100,000
Denis Springer                     None                  Over $100,000
INTERESTED TRUSTEE
Stuart D. Bilton                   None                  Over $100,000


REMUNERATION


     The Trustees of the Trust who are not affiliated with the investment adviser or subadvisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $5,000 for each regular Board Meeting attended and an annual retainer of $25,000. The Trustees also receive $1,000 per special telephonic board meeting and $250 per Valuation Committee meeting. Members of the Audit Committee receive an annual retainer of $2,500 and members of the Nominating and Governance Committee receive an annual retainer of $2,000. The Chairman of the Audit Committee receives an additional $10,000 per year and the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year. The Lead Independent Trustee receives an additional $20,000 per year. No officer or employee of the investment adviser, subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds' Chief Compliance Officer.


     The table below shows the total fees that were paid to each of the Trustees during the fiscal year ended October 31, 2006. There were no 'compensated persons' who received more than $120,000 in aggregate compensation from the Trust for the same period.

                                 AGGREGATE       PENSION OR
                               COMPENSATION      RETIREMENT                              TOTAL
                                 RECEIVED     BENEFITS ACCRUED   ESTIMATED ANNUAL    COMPENSATION
                                 FROM THE     (AS PART OF FUND     BENEFITS UPON    FROM TRUST AND
           TRUSTEE                 TRUST          EXPENSES)         RETIREMENT       FUND COMPLEX
           -------             ------------   ----------------   ----------------   --------------
DISINTERESTED TRUSTEES
Leonard F. Amari............      $57,000            N/A                N/A             $57,000
Robert A. Kushner...........       54,500            N/A                N/A              54,500
Gregory T. Mutz.............       74,500            N/A                N/A              74,500
Robert B. Scherer...........       64,500            N/A                N/A              64,500
Nathan Shapiro..............       49,500            N/A                N/A              49,500
Denis Springer..............       54,500            N/A                N/A              54,500
INTERESTED TRUSTEE
Stuart D. Bilton............        N/A              N/A                N/A               N/A
Julian Ide*.................        N/A              N/A                N/A               N/A

----------
*    Mr. Ide resigned from the Board on September 15, 2006.


     As of the date of this SAI, the Trustees and Officers did not own any of the outstanding shares of any Fund; however, Aston Asset Management LLC (the "Investment Adviser" or "Aston") owned 100% of the outstanding shares of each Fund for the purpose of providing seed capital to each Fund. Accordingly, as of such date, Aston owned a controlling interest in each Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of a Fund.


CODE OF ETHICS


     The Trust and each investment adviser, subadviser and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Funds.


                      PROXY VOTING POLICIES AND PROCEDURES


     The Trust has delegated the voting of portfolio securities to its investment adviser and subadvisers on behalf of the Funds. Aston Asset Management LLC ("Aston" or "Investment Adviser") has delegated to the subadvisers the voting of portfolio securities. The subadvisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of such Fund's subadviser. Proxy Voting Policies and Procedures are included under Appendix A.


     After the Funds have commenced operations, information regarding how the Funds voted proxies related to portfolio securities held by the Funds during the most recent 12-month period ended June 30 will be available without charge on the Trust's Web site at www.astonfunds.com and on the SEC's Web site at www.sec.gov.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER


     As described in the prospectuses, the Trust employs Aston Asset Management LLC (the "Investment Adviser" or "Aston") to manage the investment and reinvestment of the assets of each Fund and to continuously review, supervise and administer the Funds' investment programs under the Investment Advisory Agreement dated July 20, 2007. Aston has engaged various subadvisers to manage the day-to-day operations of the Funds.



     The advisory services provided by Aston and the subadviser for each Fund and the fees for such services are described in the prospectuses.



     Aston, a majority owned subsidiary of Highbury Financial Inc. ("Highbury"), was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. ("AAAM") and its affiliates as part of an asset purchase agreement dated April 20, 2006 (the "Strategic Transaction"). As of the date of this SAI, Aston has a limited operating history. Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of June 30, 2007, Aston had approximately $5.2 billion in assets under management.


     Highbury was formed on July 13, 2005 as a blank-check company for the purpose of acquiring one or more financial services businesses. Highbury's registration statement for its initial public offering of common stock was declared effective by the SEC on January 25, 2006, and the offering generated net proceeds of approximately $43.8 million. Prior to the closing of the Strategic Transaction on November 30, 2006, Highbury had not engaged in any operations except for organizational and offering activities and its principals have not previously owned or operated a mutual fund or investment advisory business. The common stock of Highbury is publicly traded in the over-the-counter market under the symbol HBRF.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:


                                                                   GROSS ADVISORY FEE
                                                                (AS A % OF AVERAGE DAILY
                             FUND                                      NET ASSETS)
                             ----                               ------------------------
Aston/ABN AMRO Global Real Estate Fund.......................             1.00%
Aston/Neptune International Fund.............................             1.00%
Aston/Resolution Global Equity Fund..........................             1.00%


     Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Funds, through July 31, 2008, at the rates shown in the table below:


                             FUND                               CLASS I   CLASS N
                             ----                               -------   -------
Aston/ABN AMRO Global Real Estate Fund.......................      --      1.50%
Aston/Neptune International Fund.............................    1.25%      --
Aston/Resolution Global Equity Fund..........................      --      1.50%


     In addition, each Fund has agreed that during any of the first three years subsequent to a Fund's commencement of operations for a period of up to three years from the date following any waiver or reimbursement by Aston to repay such amount to the extent that after giving effect to the repayment of such amount, the adjusted annual fund operating expenses would not exceed the limit shown.

     Under the Investment Advisory Agreement with the Trust, on behalf of each Fund, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. Aston may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

     Under the Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Funds, (ii) continuously review, supervise and administer the investment program of the Funds, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust's officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectuses and SAI.

     The Investment Advisory Agreement has an initial term ending December 31, 2008 with respect to each Fund and continues in effect for each Fund from year to year thereafter for so long as its continuation is approved at least annually
(a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board of Trustees.

     The Investment Advisory Agreement with Aston also provides that Aston shall have the authority in the future, upon the approval of the Board and subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more Subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of any of the Funds and to allocate and reallocate the assets of a Fund between and among any Subadvisers so selected pursuant to a "manager of managers" structure. Under this structure, Aston would also have the authority to retain and terminate Subadvisers, engage new Subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreements subject to approval of the Board of Trustees, but not shareholder approval.


     As described above, Aston is paid an annual management fee based on the average daily net assets of a Fund. Out of its fee, Aston pays the subadviser of each Fund. Because Aston will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.


     A discussion regarding the Board's basis for approving the Funds' Investment Advisory Agreement and Sub-Investment Advisory Agreements will be available in the Fund's shareholder report dated October 31, 2007.

THE SUBADVISERS


     As of July 20, 2007, Aston entered into Sub-Investment Advisory Agreements with AAAM with respect to the Aston/ABN AMRO Global Real Estate Fund, Neptune Investment Management Limited ("Neptune") with respect to the Aston/Neptune International Fund and Resolution Investment Services Limited ("Resolution") with respect to the Aston/Resolution Global Equity Fund (each a "Subadviser" and collectively, the "Subadvisers").


     Under each Sub-Investment Advisory Agreement, each Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of that Fund's securities, subject to the general oversight of the Board of Trustees of the Trust and the Investment Adviser.

     Each Sub-Investment Advisory Agreement provides that neither a Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to a Fund or any shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by a Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. Each Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

     For the services provided pursuant to the Sub-Investment Advisory Agreements, the Investment Adviser pays each Subadviser a fee computed daily and payable monthly, as follows:


                     FUND                                                     FEE
                     ----                                                     ---
Aston/ABN AMRO Global Real Estate Fund........   50% of: Advisory Fee Less Expense Waivers/Reimbursements and
                                                 Payments to Third-Party Intermediaries (the "Base Fee Rate"),
                                                 subject to the Adjusted Fee Rate discussed below

Aston/Neptune International Fund..............   50% of: Advisory Fee Less Expense Waivers/Reimbursements and
                                                 Payments to Third-Party Intermediaries

Aston/Resolution Global Equity Fund...........   50% of: Advisory Fee Less Expense Waivers/Reimbursements and
                                                 Payments to Third-Party Intermediaries



     In the event that the foregoing fee amount is a negative amount, each Subadviser shall remit 50% of such negative amount to Aston.



     With respect to AAAM, if the value of assets allocated to AAAM with respect to the Aston/ABN AMRO Global Real Estate Fund is greater than $25 million as of the calculation date, the fee payable to the Subadviser shall be the higher of the Base Fee Rate or the Adjusted Fee Rate. The Adjusted Fee Rate shall mean the average daily net assets of the assets managed by AAAM during the period multiplied by an annual rate calculated as follows:



          ASSETS            ANNUAL RATE
          ------            -----------
    Up to $25 million           .00%

 Greater than $25 million       .25%
  and up to $50 million

 Greater than $50 million       .35%
  and up to $100 million

Greater than $100 million       .50%


     ABN AMRO ASSET MANAGEMENT, INC.


     AAAM serves as the Subadviser to the Aston/ABN AMRO Global Real Estate Fund. AAAM is a member of the ABN AMRO group of companies and is located at 135
S. LaSalle Street, Suite 2300, Chicago, Illinois 60603.



     The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of June 30, 2007.

                                                                                      ASSETS
                                                                      NUMBER OF      MANAGED
                                                                      ACCOUNTS         WITH
                                                                       MANAGED       ADVISORY
                                                           TOTAL        WITH        FEE BASED
                                                          ASSETS      ADVISORY          ON
                                             NUMBER OF    MANAGED     FEE BASED    PERFORMANCE
                                              ACCOUNTS      (IN          ON            (IN
                                              MANAGED    MILLIONS)   PERFORMANCE    MILLIONS)
                                             ---------   ---------   -----------   -----------
ASTON/ABN AMRO GLOBAL REAL ESTATE FUND

NANCY J. HOLLAND, CPA
Registered Investment Companies ..........        1        $  100         0            N/A
Other Pooled Investment Vehicles .........       20        $6,714         0            N/A
Other Accounts ...........................        5        $  187         0            N/A

JOSEPH PAVNICA
Registered Investment Companies ..........        1        $  100         0            N/A
Other Pooled Investment Vehicles .........       17        $6,228         0            N/A
Other Accounts ...........................        2        $   60         0            N/A

MENNO SLOTERDIJK
Registered Investment Companies ..........        0           N/A         0            N/A
Other Pooled Investment Vehicles .........       17        $6,481         0            N/A
Other Accounts ...........................        4        $  120         0            N/A

MATTHEW HOULT
Registered Investment Companies ..........        0           N/A         0            N/A
Other Pooled Investment Vehicles .........       18        $6,392         0            N/A
Other Accounts ...........................        3        $  127         0            N/A


     Compensation. The portfolio managers receive a base salary and a performance-based bonus. Base salaries are reviewed annually against peer data from McLagan Partners, or other local market data, to assure competitiveness. Bonus pools are also based on McLagan data, or other local market data, and are awarded based on performance objectives relevant to the portfolio manager's position. Bonus compensation is primarily based on the performance of the portfolio managers' portfolios relative to peer performance and the relevant benchmark. The peer group and benchmark for the Fund is the one- and three- year performance of the Global Property Research 250 Net Index. Other bonus criteria include participation in the global property group, budget management, marketing activities and overall firm profitability.

     Material Conflicts of Interest. The portfolio managers for the Fund manage multiple accounts, including the Fund. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. AAAM has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     NEPTUNE INVESTMENT MANAGEMENT LIMITED

     Neptune is the Subadviser for Aston/Neptune International Fund. Neptune is located at 1 Hammersmith Grove, London W60NB.


     The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of June 30, 2007.



                                                                                      ASSETS
                                                                      NUMBER OF      MANAGED
                                                                       ACCOUNTS        WITH
                                                                       MANAGED       ADVISORY
                                                           TOTAL         WITH       FEE BASED
                                                           ASSETS      ADVISORY         ON
                                             NUMBER OF    MANAGED     FEE BASED    PERFORMANCE
                                              ACCOUNTS      (IN          ON            (IN
                                              MANAGED    MILLIONS)   PERFORMANCE    MILLIONS)
                                             ---------   ---------   -----------   -----------
ASTON/NEPTUNE INTERNATIONAL FUND
ROBIN GEFFEN
Registered Investment Companies...........       0            N/A         0            N/A
Other Pooled Investment Vehicles..........       7         $1,962         0            N/A
Other Accounts............................       0            N/A         0            N/A



     Compensation. Compensation for the portfolio manager includes salary and discretionary annual bonuses. The portfolio manager also participates in standard company benefits including medical insurance, life insurance and pension contributions. The portfolio manager's incentive compensation is based on the performance of funds managed, the profitability of funds managed and the portfolio manager's other contributions to Neptune. Compensation due to the performance of the Fund is determined based on the Fund's performance relative to its peer group, weighted according to the quartile in which the Fund is ranked for the calendar year. The Fund's performance is reviewed over 1-, 3- and 5-years, with a greater weighting on performance within one year. Because a portion of the incentive compensation is based on the profitability of the Fund, the portfolio manager's compensation is partially based upon the value of assets held in the Fund. The portfolio manager also shares in the pre-tax profits of Neptune.



     Material Conflicts of Interest. The portfolio manager for the Fund manages multiple accounts, including the Fund. The portfolio manager makes decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. The company has adopted various procedures to manage potential conflicts including disclosure and consent, and adopting procedures designed to ensure fair treatment of all clients. The company may also manage potential conflicts of interest by establishing and maintaining a Chinese wall.


     RESOLUTION INVESTMENT SERVICES LIMITED

     Resolution is the Subadviser for Aston/Resolution Global Equity Fund. Resolution is located at Resolution House, 50 Bothwell Street, Glasgow, Scotland G2 6HR.


     The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of June 30, 2007.

                                                                                      ASSETS
                                                                      NUMBER OF      MANAGED
                                                                       ACCOUNTS        WITH
                                                                       MANAGED       ADVISORY
                                                           TOTAL         WITH       FEE BASED
                                                           ASSETS      ADVISORY         ON
                                             NUMBER OF    MANAGED     FEE BASED    PERFORMANCE
                                              ACCOUNTS      (IN           ON           (IN
                                              MANAGED    MILLIONS)   PERFORMANCE    MILLIONS)
                                             ---------   ---------   -----------   -----------
ASTON/RESOLUTION GLOBAL EQUITY FUND
JAMES SMITH
Registered Investment Companies...........       0            N/A         0            N/A
Other Pooled Investment Vehicles..........       0            N/A         0            N/A
Other Accounts............................       9         $1,900         0            N/A


     Compensation. Compensation for the portfolio manager listed above includes salary, performance bonus and participation in a long-term equity incentive program. The portfolio manager also participates in standard company benefits including pension and life insurance benefits. Performance bonuses are based upon the performance of the Fund versus its peer group, calculated before taxes. Performance-based compensation is reviewed over 1- and 3-year periods with a greater emphasis on one year performance for mature funds. The portfolio manager is also eligible for awards under the long-term incentive program which provide the portfolio manager a phantom stock interest, which vests after three years, in the overall value of Resolution.

     Material Conflicts of Interest. Resolution does not carry out proprietary trading (deal on its own account as principal) nor does it provide investment research or carry out corporate finance business, including underwriting or selling in an offering of securities or advising on mergers and acquisitions. The specific service and activities carried out are concentrated on portfolio management and as a result, the potential for conflicts arising in day to day business between Resolution Asset Management group of companies ("RAM") and it clients are minimized. The conflicts policy therefore focuses on mitigating conflicts arising between separate interests of two or more clients to whom RAM owes a duty of care. Because RAM acts as discretionary manager for more than one client who may have similar but competing interests, RAM maintains certain controls and procedures designed to ensure that customers are treated fairly and on a consistent basis. RAM maintains systems, controls and procedures designed to ensure fairness of allocation.


     Ownership of Securities. The table below shows the dollar range of equity securities in each Fund beneficially owned by the Fund's portfolio manager(s) as of the date of this Statement of Additional Information.



                                                                 DOLLAR RANGE OF
                 FUND                    PORTFOLIO MANAGER   SECURITIES IN THE FUND
                 ----                    -----------------   ----------------------
Aston/ABN AMRO Global Real Estate Fund    Nancy J. Holland             $0
                                           Joseph Pavnica              $0
                                          Menno Sloterdijk             $0
                                           Matthew Hoult               $0

Aston/Neptune International Fund            Robin Geffen               $0

Aston/Resolution Global Equity Fund         James Smith                $0

THE ADMINISTRATOR


     On November 30, 2006, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), the Trust and the Board of Trustees assigned the Administration Agreement between the Aston Funds and AAIFS to Aston. After the assignment, Aston became the Administrator to the Aston Funds. The Agreement was effective with regards to the Funds as of August 1, 2007.


     Under the Administration Agreement between Aston and the Funds, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

     The fee schedule to the Administration Agreement is as follows:

             AVERAGE DAILY NET ASSETS
PERCENTAGE   (AGGREGATE FUND COMPLEX)
----------   ------------------------
  0.0490%       Up to $7.4 billion
  0.0465%        Over $7.4 billion

     The Administrator also receives a monthly base fee in the amount of $1,000 per Fund.

THE SUBADMINISTRATOR


     PFPC Inc. ("PFPC" or the "Subadministrator"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (the "Subadministration Agreement") between Aston and PFPC. On November 30, 2006, the Subadministration Agreement was assigned from AAIFS to Aston. The Subadministration Agreement was effective with regards to the Funds as of August 1, 2007.


     As Subadministrator, PFPC provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

SUBADMINISTRATION FEES

     As compensation for services performed under the Subadministration Agreement, the Subadministrator receives an administration fee payable monthly at the annual rate of 0.022% of the average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee in the amount of $1,000 per Fund.


THE UNDERWRITER



     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated September 27, 2001, as amended (the "Distribution Agreement") under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each Series of the Trust on a continuous basis. The Distribution Agreement was effective with regard to the Funds as of August 1, 2007.


     After the initial one-year term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940
Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN


     The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of Aston/ABN AMRO Global Real Estate Fund and Aston/Resolution Global Equity Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.


     Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that

Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

     To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan.

REDEMPTION FEES

     The Trust requests that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose any applicable redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have, or do not report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

     In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

     In addition to the circumstances noted in the preceding paragraph, the Funds' administrator may waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund and in accordance with the Funds' policies and procedures, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to deter short-term trading.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

     Mayer, Brown Rowe & Maw LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.


     Ernst & Young LLP, with offices at 233 South Wacker Drive, Chicago, Illinois, 60606, is the Trust's independent registered public accounting firm.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Subadvisers are responsible for decisions to buy and sell securities for the Funds, for the placement of their portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Subadvisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Subadvisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if a Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Subadvisers do not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Subadvisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Subadvisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Subadvisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Subadvisers, however, the results of such procedures will generally be in the best interest of each of the clients.

     The Investment Adviser and Subadvisers or their affiliates compensate many intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or the Subadvisers or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary. For several funds, revenue sharing differs for the same fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Funds' status on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which must be met for the Funds to receive favorable federal income tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed as long-term capital gain. Net short-term capital gains of a fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable as ordinary income.


                        DISCLOSURE OF PORTFOLIO HOLDINGS


     Each Fund's portfolio holdings as of the end of each calendar month for Aston/Resolution Global Equity Fund and Aston/ABN AMRO Global Real Estate Fund are generally posted on the Aston Funds Web site, www.astonfunds.com, on or about the twentieth day after the month-end. Portfolio holdings for Aston/Neptune International Fund are made available quarterly upon the filing of annual and semi-annual shareholder reports and quarterly holding reports. Such filings are generally made within sixty (60) days of each fiscal quarter. Portfolio holdings information is made available to investors and to intermediaries selling fund shares only after its public disclosure.


     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, the Trust's custodian, pricing services, fund accountants, Investment Adviser, Subadvisers, Administrator,

Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Funds have a legitimate business purpose to provide the information and the disclosure is in the Funds' best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.





     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES


     Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, Class N and Class I shares have been authorized for the Aston/Neptune International Fund, but only Class I shares have been registered for sale. Only Class N shares have been authorized for the Aston/ABN AMRO Global Real Estate Fund and the Aston/Resolution Global Equity Fund. The Class I shares and Class N shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class N shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Shares of a Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.


MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for Class N shares of the Funds in regular accounts is $2,500. The minimum initial investment for Class N shares of the Funds in Individual Retirement Accounts, Education Savings Accounts and Uniform Gifts to Minor Accounts/ Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50. The minimum initial investment for Class I shares of the Aston/Neptune International Fund is $1 million. There is no minimum subsequent investment for Class I shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board of Trustees. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser, the Subadviser of each respective Fund, the Administrator and their affiliates, as well as their spouses. The Trust reserves the right to waive a Fund's minimum initial investment for any reason. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums. Class I shares are intended for accounts with balances over the minimum initial investment.

ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. Aston Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund, in which case the shareholders of all such funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Trust Instrument provides that the Board of Trustees will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the

Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' custodian, Administrator, Subadministrator and transfer agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

     Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.

     Notwithstanding the foregoing, the Investment Adviser, the Subadvisers or other service providers may waive or reimburse the expenses of a specific class to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing

Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Debt securities with maturities of sixty days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and Subadvisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

     In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

                               REDEMPTIONS-IN-KIND

     Larger redemptions may be detrimental to a Fund's existing shareholders. While each Fund intends to pay all sales proceeds in cash, the Trust, on behalf of each Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. This is called a "redemption-in-kind." A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. Redemptions-in-kind are taxable events for federal income tax purposes in the same manner as when sales proceeds are paid in cash.


                                    DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes.

                              FEDERAL INCOME TAXES


     The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.


     Each Fund intends to qualify or to continue to qualify each year as a regulated investment company ("RIC") under the Code.


     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or securities of one or more qualified publicly traded partnerships.



     Aston/ABN AMRO Global Real Estate Fund may invest to a limited degree in MLPs. Net income derived from an interest in a qualified publicly traded partnership, which generally includes MLPs, is included in the sources of income from which a RIC may derive 90% of its gross income. However, at the end of each quarter of its taxable year, no more than 25% of the value of the RIC's total assets may be invested in securities of qualified publicly traded partnerships in order to satisfy the requirements to be treated as a RIC under the Code. For federal income tax purposes, a Fund will be taxable on its allocable share of an MLP's income regardless of whether the Fund receives any distribution from the MLP. Thus, a Fund may be required to sell other securities in order to satisfy the distribution requirements imposed upon RICs and to avoid federal income and excise taxes. Distributions of cash from an MLP to a Fund will constitute a return of capital to the extent of the Fund's basis in the MLP. If a Fund's basis in the

MLP is reduced to zero, any additional distributions will constitute capital gains for federal income tax purposes.


     Aston/ABN AMRO Global Real Estate Fund may invest to a limited degree in royalty and income trusts. Distributions from such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund intends to invest only in royalty and income trusts treated as a corporation for U.S. income tax purposes.

     To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.


     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received.






     If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.



     If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.



     The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for federal income tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as "Section 1256 contracts" and will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are also Section 1256 contracts. Any gains or losses on these Section 1256 contracts held by the Funds at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.



     A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund, defer a Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. As discussed above, these provisions also may require a Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions, make the appropriate tax elections, and make the appropriate entries in their books and records when they acquire any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of a Fund as a regulated investment company, and minimize the imposition of income and excise taxes.



     Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than "qualified dividend income," if any, will be taxable to shareholders as ordinary income. For taxable years beginning prior to January 1, 2011, distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received on stocks of foreign issuers that are held by the Funds are not eligible for the dividends received deduction when distributed to the Funds' shareholders.


     To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by a Fund's shareholders to be treated as qualified dividend income, a Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level),
(1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception market in the United States) or (b) treated as a passive foreign investment company.

     The Funds will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

     If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

     Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     Rather than being taxed on the PFIC income as discussed above, a Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its options with respect to PFIC shares.


     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.


FOREIGN CURRENCY TRANSACTIONS


     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liability denominated in a foreign currency and the time the Funds actually collect such receivable or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


FOREIGN TAXATION

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser and Subadviser intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules generally apply at the Fund level; thus a Fund that makes an election to pass through any foreign tax amounts must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds' taxable years whether the foreign taxes paid by a Fund will "pass through" for that year.



     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by a Fund, the source of the electing Fund's income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.


OTHER TAXES

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty). Recently enacted legislation, however, modifies the tax treatment of certain dividends paid by a Fund to non-U.S. investors. Effective for taxable years of a Fund beginning before January 1, 2008, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by a Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund.


     Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from "U.S. real property interests" ("USRPIs"). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in "U.S. real property holding corporations." The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if a Fund is a U.S. real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 5% of a class of such Fund's shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to such a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a REIT or (between December 31, 2004 and December 31,
2007) a RIC in which the Fund invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.


                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     Because the Funds have not yet commenced operations, no financial information is available. When available, the Funds' annual and semi-annual reports will be available upon request and without charge.

                                OTHER INFORMATION

     The prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's prospectuses. Certain portions of the Registration Statement have been omitted from the prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the prospectuses and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A
















                      PROXY VOTING POLICIES AND PROCEDURES

Aston Funds
ABN AMRO Asset Management, Inc.




Neptune Investment Management Limited


Resolution Investment Services Limited

                                   ASTON FUNDS
                      PROXY VOTING POLICIES AND PROCEDURES

     1. Definitions.

     "Sub-Adviser" shall mean ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, River Road Asset Management, LLC, MFS Institutional Advisors, Inc., and Optimum Investment Advisors. The term includes all sub-advisers to the Funds.

     "Sub-Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

     "Board" shall mean the Board of Trustees of Aston Funds.

     "Fund" shall mean a series of Aston Funds.

     "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

     "Trust" shall mean Aston Funds.

     2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

     3. Limitations on the Advisers' Responsibilities.

          (i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

          (ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

          (iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

          (iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

     4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-

Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

     5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

     6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

          (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

          (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Sub-Adviser to vote in the manner approved by the Board;

          (iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

          (iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

     7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

     8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

          (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

          (ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers' experience under these Proxy Voting Policies and Procedures and each Sub-Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

     9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                               [_________] FUND(S)
                          PROXY VOTING QUARTERLY REPORT

     I, the undersigned Compliance Officer of [Name of Adviser], hereby submit the following report with respect to [____________] Fund(s):

     1. During the quarter ended [____________] there have been no issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

     2. During the quarter ended [____________] there have been no proxy votes taken by [Name of Adviser], on behalf of [ ] Fund(s), which were exceptions to [Name of Adviser]'s Proxy Voting Policies and Procedures.

     3. During the quarter ended [____________] there have been no material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.


                                        ----------------------------------------
                                        [____________________]
                                        Compliance Officer

Dated:
       ------------------

                                  PROXY VOTING
                             POLICIES AND PROCEDURES
                         ABN AMRO ASSET MANAGEMENT, INC.

POLICY

     ABN AMRO Asset Management, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

     Unless voting authority has been explicitly reserved by the governing documents to the client or another party, the Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts.

     It is the policy of the Adviser to vote, focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

BACKGROUND

     Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

     Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

RESPONSIBILITY

     The Proxy Voting Policy Committee and its designated service provider, Institutional Shareholder Services ("ISS"), have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

PROCEDURE

     ABN AMRO Asset Management has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which may be summarized as follows:

PROXY COMMITTEES

     ABN AMRO Asset Management has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:

     The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer of the unit, the Director of Research for the unit, the Director of Compliance, and the designated Proxy Officer. No less than annually, the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. Meetings may be called by any Committee member throughout the year, based on issues that arise.

     The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Director of Compliance, the designated Proxy Analyst(s), designated Investment Operations personnel, the Compliance Officer, and the Proxy Officer. No less than annually, the committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.

VOTING

     The Proxy Voting Policy Committee has hired Institutional Shareholder Services (ISS) as its voting agent. ISS provides analysis of proxy proposals, tracks and receives proxies for which ABN AMRO Asset Management's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for ABN AMRO Asset Management. A Proxy Officer has been designated to coordinate communications between the Proxy Analysts, Investment Operations personnel and ISS. The Proxy Officer named is Holly Carlini.

     The steps for reviewing and submitting votes are as follows:

     - The Proxy Analysts reviews the ISS system on a weekly basis during proxy season.

     - The Proxy Analysts print copies of the upcoming voting agendas and the number of shares as noted by ISS as being held by ABN AMRO Asset Management.

     - The Proxy Analysts review the voting agendas, determine if there are any issues to report to the Head Portfolio Manager, document evidence of their review of the agenda, and maintain the copies in a proxy file.

     - The Compliance Department will review on a semi-annually basis, the Proxy Analyst's proxy files to ensure there is evidence of review.

     - For each vote, the Head Portfolio Manager reviews the number of shares held for reasonability to ensure that ISS has an accurate record of the shares ABN AMRO Asset Management is responsible for voting. This process is facilitated by the Proxy Analysts.

     - Once a month, Investment Operations submits a file of current clients and their holdings to ISS. Only clients that have delegated voting to ABN AMRO Asset Management are included in this feed.

     - ISS matches the client accounts to the applicable proxy and records the vote.

VOTING GUIDELINES

     In the absence of specific voting guidelines from the client, ABN AMRO Asset Management will vote proxies in the best interests of each particular client. ABN AMRO Asset Management's policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on ABN AMRO Asset Management's voting authority in the same manner that they may place such restrictions on the actual selection of account securities. ABN AMRO Asset Management utilizes the 2006 U.S. Proxy Policy Guidelines, for all clients except for the Taft-Hartley which utilize 2006 U.S. Taft-Hartley Policy Guidelines.

CONFLICTS OF INTEREST

     ABN AMRO Asset Management has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the Proxy Committee. In cases where ABN AMRO Asset Management believes there may be an actual or perceived conflict of interest the Adviser seeks to address such conflicts in various ways, including the following:

     - Documenting the investment rationale for the decision using the Proxy Conflict of Interest and Override Form, the conflict of interest and the method in which the conflict was addressed;

     - Requiring the approval of the Department Head and the Director of Compliance prior to providing voting instructions to the voting agent;

     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;

     -    Seeking legal counsel.

     In situations where ABN AMRO Asset Management perceives a material conflict of interest, the Adviser may:

     - Defer to the voting recommendation of ISS or another independent third party;

     - Vote pursuant to client direction (following disclosure of the conflict to the client),

     - Vote reflectively (in the same proportion and manner as other shareholders),

     -    Abstain from voting; or

     -    Take such other action which protects the interests of its clients.

     Circumstances necessitating such actions may include the voting of proxies on securities issued by ABN AMRO Asset Management's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

     The Proxy Analyst will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of ABN AMRO Asset Management with the issuer of each security to determine if ABN AMRO Asset Management or any of its employees has any financial, business or personal relationship with the issuer.

     If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

     ABN AMRO Asset Management will maintain a record of the voting resolution of any conflict of interest.

RECORDKEEPING

     ISS and the Proxy Voting Policy Committee shall retain the following proxy records in accordance with the SEC's five-year retention requirement.

     -    These policies and procedures and any amendments;

     -    Each proxy statement that ABN AMRO Asset Management receives;

     -    A record of each vote that ABN AMRO Asset Management casts;

     - Any document ABN AMRO Asset Management created that was material to making a decision how to vote proxies, or that memorializes that decision including period reports to the General Manager;

     - A copy of each written request from a client for information on how ABN AMRO Asset Management voted such client's proxies, and a copy of any written response.

DISCLOSURE

     - ABN AMRO Asset Management will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how ABN AMRO Asset Management voted a client's proxies, and that clients may request a copy of these policies and procedures.

     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received ABN AMRO Asset Management's Disclosure Document; or the Proxy Voting Policy Committee may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

CLIENT REQUESTS FOR INFORMATION

     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO, Brian Lord.

     - In response to any request the Proxy Committee and its designated service provider, ISS, will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how ABN AMRO Asset Management voted the client's proxy with respect to each proposal about which client enquired.

        NEPTUNE INVESTMENT MANAGEMENT LIMITED ("NEPTUNE" OR "THE COMPANY"
                                  PROXY VOTING


                             POLICIES AND PROCEDURES


1.   BACKGROUND



Proxy voting is an important right of shareholders and reasonable care and diligence must be applied to ensure that such rights are exercised in a properly and timely exercised manner.



Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.



2.   POLICY



Neptune's, policy for proxy voting, which it considers to be a vital component of its fiduciary duty to its clients, is to fulfill its responsibility for voting proxies for portfolio securities consistent in a manner with the best economic interests of its clients. Neptune maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Company's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.


Unless voting authority has been explicitly reserved by the governing documents to the client or another party, Neptune will exercise discretionary voting authority over proxies issued on securities held in client accounts.


It is the policy of Neptune to vote, focused on the investment implications of each issue and in a manner that Neptune believes is in the best interests of its clients.












3.   RESPONSIBILITY



The Neptune Proxy Voting Policy Committee and its designated service provider, a provider which is advised by the specific funds custodian, have the responsibility for the implementation and monitoring of the Company's proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.






4.   PROCEDURES



Neptune has adopted procedures to implement the Company's policy and conduct reviews to monitor and ensure the policy is observed, implemented properly and amended or updated, as appropriate. These procedures may be summarized as follows:

4.01 PROXY COMMITTEES


Neptune has established two Proxy Committees to oversee the proxy process. The Proxy Voting Policy Committee and the Proxy Voting Procedure Committee. Their responsibilities are as follows:


The Proxy Voting Policy Committee will establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer, the Head of Research, the Chief Compliance Officer and the designated Proxy Officer. No less than annually, the Committee is responsible for reviewing the guidelines it has established amending them as required and reviewing the performance of its voting agents. Meetings may be called by any Committee member throughout the year, based on issues that arise.



The Proxy Voting Procedure Committee will focus on operational and procedural aspects. The Committee consists at a minimum of the Chief Compliance Officer, designated Investment Administration personnel and the Proxy Officer. No less than annually, the Committee is responsible for reviewing any operational or procedural issues related to the proxy process. Meetings may be called by any Committee member throughout the year, based on issues that arise.



4.02 VOTING



The Proxy Voting Policy Committee is advised by the custodian of the fund's voting agent. Each voting agent provides analysis of proxy proposals, tracks and receives proxies for which Neptune's clients are entitled to vote and votes proxies pursuant to agreed upon guidelines. Neptune compiles and retains voting records. A Proxy Officer has been designated to coordinate communications between the Fund Administration personnel and each relevant voting agent. The Proxy Officer named is Philip Keiff.


The steps for reviewing and submitting votes are as follows:


     - The Proxy Officer reviews the voting agent's systems on a weekly basis during the proxy season.



     - The Proxy Officer prints copies of the upcoming voting agendas and the number of shares as noted by the voting agent as being held by Neptune.



     - The Proxy Officer reviews the voting agendas, determines if there are any issues to report to the relevant Portfolio Manager, documents evidence of their review of the agenda and maintains copies in a proxy file.



     - The Compliance Department will review, on a semi-annual basis, the Proxy Officer's proxy files to ensure there is evidence of review.



     - For each vote, the relevant Portfolio Manager reviews the number of shares held for reasonableness to ensure that the voting agent has an accurate record of the shares Neptune is responsible for voting. This process is facilitated by the Proxy Officer.



5.   VOTING GUIDELINES



In the absence of specific voting guidelines from the client, Neptune will vote proxies in the best interests of each particular client. Neptune's policy is to vote all proxies from a specific issuer the same way for each client in the absence of qualifying instructions or restrictions from a client. Clients are permitted to place reasonable restrictions on Neptune's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.


6.   CONFLICTS OF INTEREST



Neptune has eliminated most actual or perceived conflicts of interest as the majority of proxy issues are voted by an independent third party, pursuant to the guidelines adopted by the relevant Proxy Committee. In cases where Neptune believes there may be an actual or perceived conflict of interest, it seeks to address such conflicts in various ways, including the following:



     - Documenting fully the investment rationale for the decision, the conflict of interest and the method in which the conflict was addressed;



     - Requiring the approval of the Chief Compliance Officer prior to providing voting instructions to the voting agent;



     - Holding special Committee meetings, where warranted, to determine the steps to be taken, or in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions;



     -    Seeking legal counsel.



In situations where Neptune perceives a material conflict of interest, it may:



     -    Defer to the voting recommendation of the voting agent;



     - Vote pursuant to client direction (following disclosure of the conflict to the client),



     - Vote reflectively (in the same proportion and manner as other shareholders),



     -    Abstain from voting; or



     - Take such other action which, in the considered view of the Proxy Committee, protects the interests of its clients.


Circumstances necessitating such actions may include the voting of proxies on securities issued by Neptune or the voting of proxies where Neptune or its affiliates have a direct financial interest.

The Proxy Officer and the Compliance Department will identify any conflicts that exist between the interests of Neptune and the client by reviewing the relationship of Neptune with the issuer of each security to determine if Neptune or any of its employees has any financial, business or personal relationship with the issuer.

If a material conflict of interest exists, the Proxy Voting Policy Committee will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

Neptune will maintain a record of the voting resolution of any conflict of interest.

7.   RECORDKEEPING


The Proxy Voting Policy Committee shall retain the following proxy records in accordance with the applicable regulator's five-year retention requirement.


     -    These policies and procedures and any amendments;



     -    Each proxy statement that Neptune receives;



     -    A record of each vote that Neptune casts;



     - Any document that Neptune created that was material to making a decision on how to vote proxies, or that documents that decision, including period reports to the Trustee/Depositary;



     - A copy of each written request from a client for information on how Neptune voted such client's proxies, and a copy of any written response.



8.   DISCLOSURE



     - Neptune will provide clients on request, a summary of its proxy voting policy and procedures, including a statement, if required, detailing how Neptune voted a client's proxies.



     - The Proxy Voting Policy Committee will also send a copy of this summary to all existing clients who have previously received Neptune's Policies and Procedures Document; or the Proxy Voting Policy Committee may send each client the amended Policies and Procedures Document. Either mailing shall highlight the inclusion of information regarding proxy voting.



9.   CLIENT REQUESTS FOR INFORMATION



     - All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Chief Compliance Officer, Karen Barker.



     - In response to any request, the Proxy Committee will prepare a written response to the client with the information requested and, as appropriate will include the name of the issuer, the proposal voted upon, and how Neptune voted the client's proxy with respect to each proposal about which client enquired.

                                  PROXY VOTING



EXECUTIVE SUMMARY



We vote at all Extraordinary General/Court/Special/Mixed. Normally for UK and overseas AGM's we must have a holding of 3% or more of the issued share capital before the proxy voting procedure becomes effective. However for Segregated clients we vote at all AGM's for both UK and Overseas holdings unless it is a blocked market.



SHAREHOLDER ACTIVISM



Our investment managers take a proactive role in shareholder activism. Our views on a number of shareholder issues are discussed in this section.



IN WHAT CIRCUMSTANCES DO WE TAKE FURTHER ACTION AND WHAT MIGHT THAT ACTION BE?



We will vote against a resolution in situations where early dialogue with a board is not effective and where we believe the board is being unreasonable and acting against the best interests of shareholders.



HOW DO WE REQUIRE COMPANIES TO COMPLY WITH THE CORE STANDARDS IN THE COMBINED CODE?



We take our corporate governance responsibilities seriously, working to promote best practice in company management while acting in our clients' best interests.



We believe there is best practice in corporate management when:



     -    The roles of chairman and chief executive are separate



     - There is a strong independent non-executive representation on the board



     - Directors with remuneration and audit responsibilities are non-executive



     - Performance-related elements of directors' remuneration is in line with shareholders' interests



     -    Directors' notice periods are less than 12 months



     -    Directors are subject to re-election every three years



Any corporate governance issues affecting a stock are highlighted at weekly meetings. While we adhere to the best practice codes, we also believe that it is necessary to be flexible. Instances of non-compliance need to be considered on a stock by stock basis to determine whether or not they are material to the performance of the stock. Frequently such instances occur following corporate activity. For example, board members may not include the desired ratio of executive and non-executive directors as a direct result of corporate change. This is often a short term measure.



When corporate governance issues arise, either we seek reassurance from the company that the issue is being addressed, or satisfy ourselves that we are happy with the way things stand. In every case, we continue to monitor the situation.

HOW WILL CONFLICTS OF INTEREST BE MINIMIZED OR DEALT WITH?



We believe that early dialogue with a company's board over contentious issues is in the best interests of shareholders. As such, we endorse and support the ABI's stance of contacting companies where best practice is not being met ahead of any vote and trying to persuade the board to comply with best practice. By backing this approach we believe the best outcome for all stakeholders can usually be achieved without direct confrontation.



FOOTNOTE



Many overseas markets block dealing in advance of AGMs/EGMs if we vote. In some instances we are blocked from dealing the instant our voting instructions are cast, while other markets prevent dealing for up to a week prior to the meeting if we have voted. This factor has to be weighed before we actively vote on any overseas stocks.



WHAT IS OUR STRATEGY ON INTERVENTION?



We would hope that we would not invest in the first place in a company that was poorly managed. If we fundamentally disagree with the direction a board is taking, we will try to persuade the management to reconsider their actions or sell any holdings that we manage on behalf of our clients.



WHAT IS OUR POLICY FOR MEETING COMPANIES?



On average each equity team member has 80 company meetings a year. We are generally looking for a range of management attributes, including consistency of strategy, a successful track record, and a demonstration of a strong management team with good corporate governance.



HOW DO WE MONITOR COMPANIES?



Our Investment Managers actively consider the corporate governance issues presented by resolutions at company AGM and EGMs. This is achieved both by exercising our own professional judgement of what is appropriate for that company at that given time, and by reference to the research prepared on the subject by the ABI. Our opinions tend to be aligned to the ABI, although we do actively question management on the subject in our frequent one-on-one meetings and reserve the right to differ in opinion from the ABI.



WHAT IS OUR POLICY ON VOTING?



We vote at all Extraordinary General Meetings (EGMs) and Annual General Meetings
(AGMs) for the UK stocks we hold on behalf of our pension fund and charity clients, voting in the best financial interest of each stock. Where practicable, we also vote on overseas stocks where there are substantive issues.



Generally we vote in line with the ABI's recommendations, which are made following detailed analysis by their team of specialists. But ultimately, how we vote is decided by the sector specialist who has picked the stock. On more contentious issues, however, our stance will also be discussed with the head of desk before a voting decision is made.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) (1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

     (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit
          (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (4) State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b) (1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.

     (2) Amendment to By-Laws dated March 18, 1999 is incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (3) Amendment to By-Laws dated December 18, 2003 is incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(c)  Not applicable.

(d) (1) Investment Advisory Agreement dated November 30, 2006 between the Trust and Aston Asset Management LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as Aston Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (4) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (5) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (6) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (7) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (8) Revised Schedules A and B, dated December 26, 2006, to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC are incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.


     (9) Revised Schedules A and B dated March 28, 2007 to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC are incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment no. 81 to the Registration Statement as filed on May 9, 2007.



     (10) Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management LLC is filed herewith as Exhibit
          (d)(10).


     (11) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (12) Revised Schedule A, dated December 26, 2006, to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.


     (13) Sub-Investment Advisory Agreement dated May 23, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. is filed herewith as Exhibit (d)(13).

4
     (14) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (15) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and TAMRO Capital Partners, LLC is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (16) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (17) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.


     (18) Sub-Investment Advisory Agreement dated March 28, 2007 between Aston Asset Management LLC and River Road Asset Management, LLC is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.


     (19) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.


     (20) Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment no. 81 to the Registration Statement as filed May 9, 2007.


     (21) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 as filed November 30, 2006.

     (22) Revised Schedules A and B, dated December 26, 2006, to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 77 to the Registration Statement as filed on January 12, 2007.

     (23) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and McDonnell Investment Management, LLC is incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 74 as filed November 30, 2006.

     (24) Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 74 as filed November 30, 2006.





     (25) Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is filed herewith as Exhibit (d)(25).



     (26) Form of Sub-Investment Advisory Agreement between Aston Asset Management LLC and Resolution Investment Services Limited is filed herewith as Exhibit (d)(26).


(e) (1) Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
          (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (6) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (7) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


     (8) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(8) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (9) Revised Schedule A to the Distribution Agreement is incorporated by reference to Exhibit (e)(9) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (10) Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(10).


     (11)  ABN AMRO Assignment Agreement is incorporated by reference to Exhibit
          (e)(9) of Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

     (12) Form of Selling/Services Agreement for ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (e)(11) to Post-Effective Amendment No. 79 to the Registration Statement filed on March 27, 2007.


     (13) Mutual Fund Service Agent Agreement for Wrap Processing is filed herewith as Exhibit (e)(13).


(f)  Not applicable.

(g) (1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

     (2) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

     (3) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


     (4) Revised Exhibit A to the Custodian Services Agreement is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007. as Exhibit (g)(4).



     (5) Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(5).



     (6) Form of Revised Schedule A to the Custodian Services Agreement is filed herewith as Exhibit (g)(6).


(h) (1) Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.


     (4) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (5) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (6) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (7) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

     (8) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (9) Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

     (10) Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit
          (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (11) Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (12) Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

     (13) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.

     (14) Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated by reference to Exhibit
          (h)(15) of Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.


     (15) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (16) Revised Exhibit A to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (17) Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(17).






     (18) Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.



     (19) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



     (20) Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.



     (21) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



     (22) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



     (23) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

     (24) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



     (25) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



     (26) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



     (27) Amendment No. 9 to the Administration Agreement is incorporated by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.



     (28) Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.



     (29) Revised Schedule "C" to the Administration Agreement is incorporated by reference to Exhibit (h)(25) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.



     (30) Revised Schedule C to the Administration Agreement is incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 81 to the Registration Statement filed on May 9, 2007.



     (31) Revised Schedule C to the Administration Agreement is incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 81 to the Registration Statement filed on May 9, 2007.



     (32) Form of Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(32).


     (33) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (34) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

     (35) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

     (36) Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (37) Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (38) Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (39) Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (40) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (41) Amendment to Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

     (42) Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (43) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(36) of Post-Effective Amendment No. 60 to the Registration Statement filed on August 18, 2005.


     (44) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(44) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (45) Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(45) of Post-Effective Amendment No. 82 to the Registration Statement filed on June 25, 2007.



     (46) Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(46).



(i) Opinion of Vedder, Price, Kaufman & Kammholz, P.C. is filed herewith as Exhibit (i).



(j)  Consent of Certified Public Accountants is filed herewith as Exhibit (j).


(k)  Not applicable.

(l)  Not applicable.

(m) (1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004 and June 16, 2005 is incorporated herein by reference to Exhibit
          (m)(4) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (5) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005 and September 21, 2006 is incorporated by reference to Exhibit m(5) of Post-Effective Amendment No. 78 to the Registration Statement filed on February 28, 2007.


     (6) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005, September 21, 2006 and February 19, 2007 is
          incorporated by reference to Exhibit m(6) of Post-Effective
          Amendment No. 78 to the Registration Statement filed on February 28, 2007.



     (7) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002, February 17, 2003, December 18, 2003, December 16, 2004, June 16, 2005, September 21, 2006, February 19, 2007 and June 21, 2007 is filed herewith as Exhibit (m)(7).


     (8) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (9) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (10) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (11) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.



     (12) Amended and Restated Shareholder Service Plan ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



     (13) Shareholder Servicing Agent Agreement ABN AMRO Funds (currently known as Aston Funds) Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.



     (14) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.


(n) (1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

     (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

     (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

     (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

     (7) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(7) to Post-Effective Amendment No. 54 to the Registration Statement as filed on October 22, 2004.

     (8) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(8) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (9) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(9) to Post-Effective Amendment No. 65 to the Registration Statement filed on April 28, 2006.

     (10) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(10) to Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

     (11) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(11) to Post-Effective Amendment No. 78 to the Registration Statement filed on February 28, 2007.


     (12) Amended Schedule A to the 18f-3 Plan is incorporated by reference to Exhibit (n)(12) to Post-Effective Amendment No. 81 to the Registration Statement as filed May 9, 2007.



     (13) Amended Schedule A to the 18f-3 Plan is filed herewith as Exhibit
          (n)(13).


(o) (1) Power of Attorney dated December 21, 2006 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 74 to the Registration Statement filed on December 22, 2006.

(p) (1) Code of Ethics of Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (2) Amended Code of Ethics of ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

     (4) MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (5) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (6) Amended Code of Ethics of ABN AMRO Asset Management, Inc., ABN AMRO Asset Management (USA) LLC, ABN AMRO Investment Trust Company, TAMRO Capital Partners LLC and ABN AMRO Investment Fund Services Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 63 to the Registration Statement filed on December 30, 2005.

     (7) Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 55 to the Registration Statement filed on December 29, 2004.

     (8) Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 58 to the Registration Statement filed on June 23, 2005.

     (9) Code of Ethics of Aston Asset Management LLC is incorporated by reference to Exhibit (p)(11) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (10) Code of Ethics of McDonnell Investment Management, LLC is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

     (11) Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.





     (12) Code of Ethics of Neptune Investment Management Limited is filed herewith as Exhibit (p)(12).



     (13) Code of Ethics of Resolution Investment Services Limited is filed herewith as Exhibit (p)(13).


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Section 10.2 of the Registrant's Trust Instrument provides as follows:

          10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

     Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

          10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

     A. ASTON ASSET MANAGEMENT LLC

     Aston Asset Management LLC ("Aston") is a registered investment adviser providing investment management services to the Registrant.

     The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-66837).

                                                                               FORMER POSITION WITH
        NAME                           PRINCIPAL OCCUPATION                    ABN AMRO ASSET MANAGEMENT, INC.
        ----           ----------------------------------------------------    --------------------------------
Stuart D. Bilton       Chairman and Chief Executive Officer                     Director
Kenneth C. Anderson    President                                                Executive Vice President and Managing Director
Gerald F. Dillenburg   Chief Financial Officer and Chief Compliance Officer     Senior Managing Director
Michael Mayhew         Managing Director

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) PFPC Distributors, Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001, as amended.

     (b) The information required by this Item 27(b) with respect to each director, officer, or partner of PFPC Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

     ADVISERS

     Aston Asset Management LLC, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

     ABN AMRO Asset Management, Inc., 161 North Clark Street, Chicago, IL 60601

     SUB-ADVISERS

     Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

     MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

     Montag & Caldwell, Inc. 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

     Veredus Asset Management LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205

     TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

     River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

     McDonnell Investment Management, LLC, 1515 West 22nd Street, 11th Floor, Oak Brook, Illinois 60523

     Taplin, Canida & Habacht Inc., 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

     Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

     Resolution Investment Services Limited, Resolution House, 50 Bothwell Street, Glasgow, Scotland 62 6HR

     CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

     SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 and 99 High Street, Boston, MA 02110

     DISTRIBUTOR

     PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

     Not Applicable.

ITEM 30. UNDERTAKINGS.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 31st day of July, 2007.

                                        Aston Funds
                                        (formerly known as ABN AMRO Funds)


                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 31st day of July, 2007.

        SIGNATURE                         CAPACITY                      DATE
        ---------                         --------                      ----


/s/ Stuart D. Bilton*            Chairman, Board of Trustees
 ------------------------
 Stuart D. Bilton


/s/ Nathan Shapiro*                        Trustee
-------------------------
 Nathan Shapiro


/s/ Gregory T. Mutz*                       Trustee
-------------------------
Gregory T. Mutz


/s/ Leonard F. Amari*                      Trustee
-------------------------
Leonard F. Amari


/s/ Robert A. Kushner*                     Trustee
-------------------------
Robert A. Kushner


/s/ Robert B. Scherer*                     Trustee
-------------------------
Robert B. Scherer


/s/ Denis Springer*                        Trustee
-------------------------
Denis Springer


/s/ Kenneth C. Anderson                   President                July 31, 2007
-------------------------       (Principal Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg    Secretary, Treasurer and Senior Vice   July 31, 2007
-------------------------    President (Chief Financial Officer,
Gerald F. Dillenburg          Chief Operating Officer and Chief
                                     Compliance Officer)


/s/ Gerald F. Dillenburg              Attorney-in-Fact             July 31, 2007
-------------------------
Gerald F. Dillenburg

----------
* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 76 to the Registration Statement filed on December 22, 2006.

                                  EXHIBIT INDEX



EXHIBITS                                DESCRIPTION
--------                                -----------
(d)(10)    Revised Schedules A and B to the Investment Advisory Agreement
           between the Trust and Aston Asset Management LLC.

(d)(13)    Sub-Investment Advisory Agreement between Aston Asset Management
           LLC and ABN AMRO Asset Management, Inc.

(d)(25)    Sub-Investment Advisory Agreement between Aston Asset Management
           LLC and Neptune Investment Management Limited

(d)(26)    Form of Sub-Investment Advisory Agreement between Aston Asset
           Management LLC and Resolution Investment Services Limited

(e)(10)    Form of Revised Schedule A to the Distribution Agreement

(e)(13)    Mutual Fund Service Agent Agreement for Wrap Processing

(g)(5)     Form of Revised Exhibit A to the Custodian Services Agreement

(g)(6)     Form of Revised Exhibit A to the Custodian Services Agreement

(h)(17)    Form of Revised Exhibit A to the Transfer Agency Services Agreement

(h)(32)    Form of Revised Schedule C to the Administration Agreement

(h)(46)    Form of Revised Exhibit A to the Sub-Administration and Accounting
           Services Agreement

(i)        Opinion of Vedder, Price, Kaufman & Kammholz, P.C.

(j)        Consent of Ernst & Young LLP

(m)(7)     Schedule A to Distribution and Services Plan pursuant to Rule
           12b-1

(n)(13)    Amended Schedule A to the 18f-3 Plan

(p)(12)    Code of Ethics of Neptune Investment Management Limited

(p)(13)    Code of Ethics of Resolution Investment Services Limited


                                       14